UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	26.6
8 - 30	30.7
31 - 60	15.3
61 - 90	20.1
91 - 180	7.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
U.S. Treasury Debt	95.9%
Net Other Assets (Liabilities)	4.1%

Current 7-Day Yields

3/31/18
Class I	1.43%
Class II	1.28%
Class III	1.18%
Class IV	0.93%
Select Class	1.38%
Institutional Class	1.47%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.40% for Class I, 1.25% for Class II, 1.15% for Class III, 0.92% for Class IV, 1.35% for Select Class and 1.43% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 95.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Notes
4/15/18	1.75 to 1.76%	$433,197	$433,913
U.S. Treasury Obligations - 93.0%
U.S. Treasury Bills
4/5/18 to 9/27/18	1.25 to 1.91	10,206,308	10,187,122
U.S. Treasury Notes
4/30/18 to 1/31/20	1.44 to 1.96 (b)	3,796,634	3,796,342
			13,983,464
TOTAL U.S. TREASURY DEBT
(Cost $14,417,377)			14,417,377
TOTAL INVESTMENT IN SECURITIES - 95.9%
(Cost $14,417,377)			14,417,377
NET OTHER ASSETS (LIABILITIES) - 4.1%			616,338
NET ASSETS - 100%			$15,033,715

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,417,377)		$14,417,377
Receivable for investments sold		983,552
Receivable for fund shares sold		3,502
Interest receivable		10,688
Prepaid expenses		11
Receivable from investment adviser for expense reductions		394
Total assets		15,415,524
Liabilities
Payable to custodian bank	$12,453
Payable for investments purchased	364,642
Payable for fund shares redeemed	758
Distributions payable	1,144
Accrued management fee	1,775
Distribution and service plan fees payable	280
Other affiliated payables	677
Other payables and accrued expenses	80
Total liabilities		381,809
Net Assets		$15,033,715
Net Assets consist of:
Paid in capital		$15,033,699
Undistributed net investment income		31
Accumulated undistributed net realized gain (loss) on investments		(15)
Net Assets		$15,033,715
Class I:
Net Asset Value, offering price and redemption price per share ($6,976,205 ÷ 6,975,086 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($261,278 ÷ 261,298 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($928,619 ÷ 928,361 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($115,852 ÷ 115,835 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($120,597 ÷ 120,597 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,631,164 ÷ 6,630,917 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest		$150,811
Expenses
Management fee	$18,976
Transfer agent fees	6,573
Distribution and service plan fees	2,992
Accounting fees and expenses	965
Custodian fees and expenses	147
Independent trustees' fees and expenses	46
Registration fees	162
Audit	44
Legal	28
Miscellaneous	62
Total expenses before reductions	29,995
Expense reductions	(4,674)	25,321
Net investment income (loss)		125,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(12)
Total net realized gain (loss)		(12)
Net increase in net assets resulting from operations		$125,478

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,490	$31,360
Net realized gain (loss)	(12)	93
Net increase in net assets resulting from operations	125,478	31,453
Distributions to shareholders from net investment income	(125,645)	(31,217)
Share transactions - net increase (decrease)	1,296,036	114,871
Total increase (decrease) in net assets	1,295,869	115,107
Net Assets
Beginning of period	13,737,846	13,622,739
End of period	$15,033,715	$13,737,846
Other Information
Undistributed net investment income end of period	$31	$186

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.002	–A	–A	–A
Distributions from net investment income	(.009)	(.002)	–A	–A	–A
Total distributions	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.93%	.23%	.04%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.11%	.05%	.06%
Expenses net of all reductions	.18%	.18%	.11%	.05%	.06%
Net investment income (loss)	.93%	.24%	.05%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,976	$7,638	$10,035	$9,402	$9,795

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.78%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.13%	.05%	.06%
Expenses net of all reductions	.33%	.33%	.13%	.05%	.06%
Net investment income (loss)	.78%	.09%	.03%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$261	$159	$307	$310	$359

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.007	–A	–A	–A	–A
Distributions from net investment income	(.007)	–A	–A	–A	–A
Total distributions	(.007)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.68%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.38%	.15%	.05%	.06%
Expenses net of all reductions	.43%	.38%	.15%	.05%	.06%
Net investment income (loss)	.68%	.04%	.01%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$929	$921	$831	$635	$487

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Total distributions	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.42%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.72%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.37%	.14%	.04%	.06%
Expenses net of all reductions	.68%	.37%	.14%	.04%	.06%
Net investment income (loss)	.43%	.05%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$116	$32	$338	$114	$18

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.002	–A	–A	–A
Distributions from net investment income	(.009)	(.002)	–A	–A	–A
Total distributions	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.88%	.18%	.03%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.27%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.12%	.05%	.06%
Expenses net of all reductions	.23%	.23%	.12%	.05%	.06%
Net investment income (loss)	.88%	.19%	.04%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$121	$94	$180	$194	$215

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.010	.003	.001	–B
Distributions from net investment income	(.010)	(.003)	(.001)	–B
Total distributions	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.97%	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%	.14%	.12%	.04%F
Expenses net of all reductions	.14%	.14%	.12%	.04%F
Net investment income (loss)	.97%	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$6,631	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	56.0
8 - 30	16.1
31 - 60	6.2
61 - 90	9.7
91 - 180	10.9
> 180	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
U.S. Treasury Debt	51.7%
Repurchase Agreements	46.9%
Net Other Assets (Liabilities)	1.4%

Current 7-Day Yields

3/31/18
Class I	1.49%
Class II	1.34%
Class III	1.24%
Class IV	0.99%
Select Class	1.44%
Institutional Class	1.53%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.47% for Class I, 1.32% for Class II, 1.23% for Class III, 0.98% for Class IV, 1.42% for Select Class and 1.50% for Institutional Class.

Treasury Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 51.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Notes
4/15/18	1.73 to 1.85%	$1,015,440	$1,017,078
U.S. Treasury Obligations - 47.4%
U.S. Treasury Bills
4/5/18 to 9/27/18	1.20 to 1.91	6,599,903	6,581,403
U.S. Treasury Notes
4/30/18 to 1/31/20	1.31 to 1.96 (b)	4,553,000	4,551,712
			11,133,115
TOTAL U.S. TREASURY DEBT
(Cost $12,150,193)			12,150,193

U.S. Treasury Repurchase Agreement - 46.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.79% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations) #	$517,944	$517,841
With:
Barclays Capital, Inc. at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $101,073,764, 0.00% - 4.38%, 4/12/18 - 5/15/46)	99,020	99,000
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,524,167, 0.00% - 6.00%, 8/16/18 - 5/15/47)	26,009	26,000
BMO Harris Bank NA at:
1.45%, dated:
1/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,297,255, 3.88%, 5/15/18)	32,111	32,000
1/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,299,392, 3.88%, 5/15/18)	62,185	62,000
1.46%, dated 1/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,892,583, 2.13% - 2.50%, 8/15/21 - 8/15/23)	31,116	31,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,434,021, 2.50% - 3.13%, 8/15/23 - 8/15/44)	29,038	29,000
1.59%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $14,509,964, 4.00%, 8/15/18)	14,021	14,000
1.64%, dated 3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,379,254, 3.13%, 8/15/44)	30,072	30,000
1.73%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $62,434,321, 3.13%, 8/15/44)	60,075	60,000
3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,523,844, 0.00% - 2.75%, 5/17/18 - 2/15/28)	26,009	26,000
BNP Paribas, S.A. at:
1.4%, dated 1/30/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,429,861, 1.14% - 4.38%, 4/30/19 - 2/15/42)	64,154	64,000
1.45%, dated 1/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $66,116,676, 0.00% - 5.25%, 6/7/18 - 8/15/47)	64,232	64,000
1.47%, dated 1/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,450,648, 0.00% - 7.13%, 4/26/18 - 8/15/46)	63,232	63,000
1.64%, dated 1/24/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,771,586, 0.00% - 8.75%, 7/5/18 - 8/15/45)(b)(c)(d)	31,127	31,000
1.65%, dated:
1/25/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,060,801, 1.18% - 3.75%, 10/31/19 - 11/15/43)(b)(c)(d)	47,194	47,000
3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,881,962, 1.00% - 6.00%, 3/15/19 - 8/15/40)	30,084	30,000
1.66%, dated:
3/5/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $93,836,773, 1.14% - 3.75%, 4/30/19 - 2/15/47)	91,264	91,000
3/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $106,928,780, 1.18% - 8.75%, 10/31/18 - 5/15/44)	104,302	104,000
3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $59,222,836, 1.18% - 8.75%, 10/31/19 - 8/15/40)	58,168	58,000
1.67%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $31,702,137, 1.14% - 3.50%, 4/30/19 - 2/15/42)(b)(c)(d)	31,129	31,000
3/8/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $59,390,748, 0.00% - 5.25%, 4/26/18 - 2/15/44)	58,170	58,000
1.68%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $89,848,038, 0.75% - 8.50%, 10/31/18 - 8/15/47)	88,259	88,000
1.7%, dated 3/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $74,672,175, 1.14% - 3.13%, 4/30/19 - 11/15/44)	73,217	73,000
1.73%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $60,439,653, 1.18% - 7.13%, 5/15/19 - 11/15/43)	59,173	59,000
1.75%, dated:
3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $120,530,224, 1.14% - 8.75%, 10/31/18 - 11/15/41)	118,516	118,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $62,226,050, 1.18% - 2.13%, 10/31/19 - 2/29/24)	61,089	61,000
1.76%, dated:
3/19/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,616,464, 1.13% - 5.25%, 4/30/19 - 2/15/48)	30,088	30,000
3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $60,470,565, 1.14% - 3.13%, 4/30/19 - 11/15/44)	59,179	59,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,612,037, 1.18% - 6.75%, 10/31/19 - 11/15/42)	30,091	30,000
1.77%, dated:
3/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,600,444, 1.14% - 2.88%, 4/30/19 - 8/15/45)	29,128	29,000
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $61,227,138, 1.13% - 4.38%, 10/31/19 - 8/15/47)	60,183	60,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $53,375,351, 0.00% - 4.50%, 4/26/18 - 8/15/47)	52,033	52,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $53,045,346, 1.18% - 5.50%, 10/31/19 - 8/15/28)	52,018	52,000
Credit AG at 1.72%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $31,623,090, 1.00% - 2.75%, 8/31/19 - 2/15/24)	31,010	31,000
Deutsche Bank AG at:
1.8%, dated 3/29/18 due 4/2/18
(Collateralized by U.S. Treasury Obligations valued at $153,208,601, 0.00% - 8.88%, 8/31/18 - 11/15/46)	150,030	150,000
(Collateralized by U.S. Treasury Obligations valued at $195,849,803, 0.75% - 8.88%, 2/15/19 - 2/15/41)	192,038	192,000
1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $134,400,348, 0.88% - 4.38%, 5/15/19 - 11/15/46)	131,027	131,000
Deutsche Bank Securities, Inc. at 1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,120,345, 1.88%, 12/31/19)	6,001	6,000
DNB Bank ASA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $150,967,557, 1.50%, 6/15/20)	148,030	148,000
HSBC Securities, Inc. at:
1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $53,048,809, 1.25% - 1.38%, 6/30/18 - 8/31/19)	52,018	52,000
1.78%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $88,743,794, 2.00% - 8.88%, 2/15/19 - 1/31/23)	87,030	87,000
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $44,214,900, 2.75%, 2/15/24)	43,009	43,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $105,281,617, 2.13%, 2/29/24)	103,021	103,000
Lloyds Bank PLC at:
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $31,858,323, 1.25% - 7.63%, 10/31/19 - 2/15/25)	31,116	31,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $16,463,859, 1.25% - 6.00%, 3/31/19 - 2/15/26)	16,060	16,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $16,467,354, 2.13% - 7.63%, 12/31/21 - 8/15/26)	16,063	16,000
1.59%, dated 2/14/18 due 4/16/18 (Collateralized by U.S. Treasury Obligations valued at $24,617,592, 1.63% - 7.63%, 6/30/20 - 2/15/25)	24,065	24,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $29,728,639, 2.25%, 7/31/21)	29,121	29,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $60,551,301, 2.13%, 12/31/21)	59,254	59,000
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $42,089,205, 1.88%, 5/31/22)	41,198	41,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $29,699,356, 2.13%, 8/15/21)	29,126	29,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $30,424,257, 6.75% - 7.50%, 11/15/24 - 8/15/26)	29,129	29,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $60,588,246, 6.00%, 2/15/26)	59,279	59,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,300,867, 0.00% - 2.00%, 4/12/18 - 5/31/24)	15,003	15,000
MUFG Securities (Canada), Ltd. at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $89,764,605, 1.38% - 2.00%, 9/30/19 - 10/31/20)	88,018	88,000
MUFG Securities EMEA PLC at:
1.55%, dated 2/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $23,702,308, 1.75% - 2.50%, 3/31/22 - 2/15/46)	23,047	23,000
1.61%, dated 3/14/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,406,287, 3.00%, 5/15/45)	9,009	9,000
1.64%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,836,585, 2.63%, 11/15/20)	29,036	29,000
1.73%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $36,010,025, 2.63%, 11/15/20)	35,035	35,000
1.74%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,986,425, 3.00%, 5/15/47)	22,022	22,000
1.75%, dated:
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,366,608, 0.75%, 7/31/18)	16,018	16,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,644,580, 2.13% - 2.25%, 3/31/24 - 11/15/27)	22,016	22,000
3/28/18 due 4/5/18
(Collateralized by U.S. Treasury Obligations valued at $10,263,839, 0.63%, 4/30/18)	10,009	10,000
(Collateralized by U.S. Treasury Obligations valued at $5,167,899, 2.13%, 12/31/22)	5,010	5,000
4/2/18 due 4/3/18(e)	16,551	16,550
4/3/18 due 4/5/18(e)	7,007	7,000
1.76%, dated 3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $42,209,102, 2.63%, 11/15/20)	41,050	41,000
1.78%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $14,415,364, 2.25% - 2.38%, 12/31/24 - 5/15/27)	14,010	14,000
1.79%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,351,240, 2.25%, 11/15/27)	11,007	11,000
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $29,064,617, 8.75%, 8/15/20)	28,006	28,000
Natixis SA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $241,752,129, 1.88% - 2.50%, 7/31/21 - 5/15/25)	237,047	237,000
Nomura Securities International, Inc. at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $316,483,429, 0.00% - 6.25%, 4/26/18 - 8/15/43)	309,062	309,000
Norinchukin Bank at:
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,363,910, 1.50%, 8/15/26)	16,045	16,000
1.63%, dated 2/22/18 due 4/23/18 (Collateralized by U.S. Treasury Obligations valued at $31,671,060, 1.50%, 8/15/26)	31,084	31,000
1.64%, dated 3/2/18 due 4/10/18 (Collateralized by U.S. Treasury Obligations valued at $30,641,513, 1.50%, 8/15/26)	30,053	30,000
1.65%, dated:
2/28/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $30,641,513, 1.50%, 8/15/26)	30,076	30,000
3/1/18 due 4/25/18 (Collateralized by U.S. Treasury Obligations valued at $46,982,746, 1.50%, 8/15/26)	46,116	46,000
1.7%, dated 3/13/18 due 4/18/18 (Collateralized by U.S. Treasury Obligations valued at $15,107,590, 1.50%, 8/15/26)	14,825	14,800
1.73%, dated 3/14/18 due 4/19/18 (Collateralized by U.S. Treasury Obligations valued at $15,311,685, 1.50%, 8/15/26)	15,026	15,000
1.79%, dated 3/16/18 due 5/16/18 (Collateralized by U.S. Treasury Obligations valued at $29,602,894, 1.50%, 8/15/26)	29,088	29,000
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,307,150, 1.50%, 8/15/26)	15,060	15,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $18,368,580, 1.50%, 8/15/26)	18,072	18,000
Prudential Insurance Co. of America at 1.82%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $129,886,589, 1.00% - 8.75%, 8/15/18 - 2/15/36)	126,471	126,446
RBC Dominion Securities at:
1.44%, dated 2/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,647,572, 1.63% - 3.75%, 4/30/19 - 2/15/47)	29,072	29,000
1.5%, dated 2/1/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,064,212, 1.63% - 3.75%, 11/15/19 - 8/15/41)	47,178	47,000
1.57%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $68,424,156, 1.50% - 3.75%, 8/31/18 - 2/15/47)	67,088	67,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,616,691, 1.38% - 4.75%, 12/31/19 - 11/15/45)	29,042	29,000
1.66%, dated 3/15/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $30,928,487, 1.13% - 3.00%, 7/31/21 - 5/15/45)	30,025	30,000
1.67%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,928,721, 2.25% - 3.00%, 4/30/21 - 5/15/45)	30,029	30,000
1.7%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,618,874, 0.88% - 4.75%, 8/31/18 - 8/15/46)	30,041	30,000
3/23/18 due:
4/2/18 (Collateralized by U.S. Treasury Obligations valued at $23,473,474, 1.50% - 3.00%, 4/30/21 - 2/15/47)	23,011	23,000
4/3/18 (Collateralized by U.S. Treasury Obligations valued at $15,308,760, 1.50% - 3.00%, 4/30/21 - 2/15/47)	15,008	15,000
4/4/18 (Collateralized by U.S. Treasury Obligations valued at $23,473,420, 1.50% - 3.00%, 4/30/21 - 2/15/47)	23,013	23,000
1.71%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,613,087, 1.25% - 2.25%, 8/31/18 - 5/15/26)	30,020	30,000
1.73%, dated 3/19/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $41,852,259, 1.63% - 2.25%, 4/30/21 - 12/31/24)	41,032	41,000
1.74%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,304,615, 1.63% - 3.75%, 12/31/19 - 2/15/47)	15,008	15,000
RBC Financial Group at:
1.68%, dated 3/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $80,788,085, 0.88% - 2.75%, 10/15/18 - 5/15/46)	79,074	79,000
1.72%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $55,128,614, 1.50% - 3.63%, 10/31/19 - 8/15/47)	54,052	54,000
Societe Generale at:
1.61%, dated 3/2/18 due 4/10/18
(Collateralized by U.S. Treasury Obligations valued at $61,714,749, 1.75% - 3.13%, 2/28/22 - 11/15/46)	60,105	60,000
(Collateralized by U.S. Treasury Obligations valued at $30,848,591, 0.00% - 3.13%, 4/30/18 - 11/15/47)	30,052	30,000
1.62%, dated 3/5/18 due 4/11/18 (Collateralized by U.S. Treasury Obligations valued at $60,657,319, 0.00% - 3.00%, 7/19/18 - 8/15/46)	59,098	59,000
1.69%, dated 3/13/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $59,207,220, 0.00% - 8.13%, 7/31/18 - 8/15/26)	58,120	58,000
Sumitomo Mitsui Banking Corp. at 1.74%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,417,481,866, 0.75% - 4.00%, 4/15/18 - 7/31/23)	5,312,027	5,311,000
TD Securities (U.S.A.) at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $113,225,672, 0.75% - 2.38%, 4/15/18 - 9/30/24)	111,022	111,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $11,034,637)		11,034,637
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $23,184,830)		23,184,830
NET OTHER ASSETS (LIABILITIES) - 1.4%		324,300
NET ASSETS - 100%		$23,509,130

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$517,841,000 due 4/02/18 at 1.79%
BNP Paribas, S.A.	$68,000
HSBC Securities (USA), Inc.	375,841
Wells Fargo Securities LLC	74,000
$517,841

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $11,034,637) — See accompanying schedule: Unaffiliated issuers (cost $23,184,830)		$23,184,830
Receivable for investments sold
Regular delivery		626,084
Delayed delivery		114,863
Receivable for fund shares sold		2,031
Interest receivable		22,860
Prepaid expenses		16
Receivable from investment adviser for expense reductions		548
Other receivables		237
Total assets		23,951,469
Liabilities
Payable to custodian bank	$32,721
Payable for investments purchased	402,205
Payable for fund shares redeemed	512
Distributions payable	1,784
Accrued management fee	2,756
Distribution and service plan fees payable	1,014
Other affiliated payables	1,014
Other payables and accrued expenses	333
Total liabilities		442,339
Net Assets		$23,509,130
Net Assets consist of:
Paid in capital		$23,509,185
Distributions in excess of net investment income		(34)
Accumulated undistributed net realized gain (loss) on investments		(21)
Net Assets		$23,509,130
Class I:
Net Asset Value, offering price and redemption price per share ($8,243,895 ÷ 8,240,512 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($115,967 ÷ 115,887 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,802,542 ÷ 2,802,123 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($925,758 ÷ 925,460 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($377,056 ÷ 376,964 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,043,912 ÷ 11,043,307 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest		$255,519
Expenses
Management fee	$31,304
Transfer agent fees	10,563
Distribution and service plan fees	11,950
Accounting fees and expenses	1,326
Custodian fees and expenses	173
Independent trustees' fees and expenses	74
Registration fees	176
Audit	51
Legal	44
Miscellaneous	95
Total expenses before reductions	55,756
Expense reductions	(7,334)	48,422
Net investment income (loss)		207,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24
Total net realized gain (loss)		24
Net increase in net assets resulting from operations		$207,121

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$207,097	$46,904
Net realized gain (loss)	24	192
Net increase in net assets resulting from operations	207,121	47,096
Distributions to shareholders from net investment income	(207,508)	(46,502)
Share transactions - net increase (decrease)	4,560,709	1,492,662
Total increase (decrease) in net assets	4,560,322	1,493,256
Net Assets
Beginning of period	18,948,808	17,455,552
End of period	$23,509,130	$18,948,808
Other Information
Undistributed net investment income end of period	$–	$520
Distributions in excess of net investment income end of period	$(34)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.003	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.003	.001	–A	–A
Distributions from net investment income	(.009)	(.003)	(.001)	–A	–A
Total distributions	(.009)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.95%	.27%	.05%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.13%	.07%	.08%
Expenses net of all reductions	.18%	.18%	.13%	.07%	.08%
Net investment income (loss)	.96%	.27%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,244	$8,308	$9,639	$11,727	$9,736

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.80%	.12%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.22%	.07%	.08%
Expenses net of all reductions	.33%	.33%	.22%	.07%	.08%
Net investment income (loss)	.81%	.12%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$116	$363	$557	$70	$133

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.007	.001	–A	–A	–A
Distributions from net investment income	(.007)	(.001)	–A	–A	–A
Total distributions	(.007)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.70%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.39%	.17%	.07%	.08%
Expenses net of all reductions	.43%	.39%	.17%	.07%	.08%
Net investment income (loss)	.71%	.06%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,803	$2,563	$2,862	$2,866	$2,654

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.004	–A	–A	–A	–A
Distributions from net investment income	(.004)	–A	–A	–A	–A
Total distributions	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.45%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.43%	.18%	.07%	.08%
Expenses net of all reductions	.68%	.43%	.18%	.07%	.08%
Net investment income (loss)	.46%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$926	$793	$905	$621	$591

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.002	–A	–A	–A
Distributions from net investment income	(.009)	(.002)	–A	–A	–A
Total distributions	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.90%	.22%	.04%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.15%	.07%	.08%
Expenses net of all reductions	.23%	.23%	.15%	.07%	.08%
Net investment income (loss)	.91%	.22%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$377	$276	$287	$225	$238

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.010	.003	.001	–B
Distributions from net investment income	(.010)	(.003)	(.001)	–B
Total distributions	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.14%	.13%	.07%F
Expenses net of all reductions	.14%	.14%	.13%	.07%F
Net investment income (loss)	1.00%	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$11,044	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	37.2
8 - 30	41.2
31 - 60	7.2
61 - 90	9.8
91 - 180	4.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
U.S. Treasury Debt	20.9%
U.S. Government Agency Debt	47.7%
Repurchase Agreements	31.0%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yields

3/31/18
Class I	1.49%
Class II	1.34%
Class III	1.24%
Select Class	1.44%
Institutional Class	1.53%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.47% for Class I, 1.32% for Class II, 1.22% for Class III, 1.42% for Select Class and 1.49% for Institutional Class.

Government Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 20.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Notes
4/15/18	1.73 to 1.85%	$1,939,736	$1,942,961
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bills
4/5/18 to 8/30/18	1.19 to 1.85	15,647,327	15,603,543
U.S. Treasury Notes
4/30/18 to 1/31/20	1.60 to 1.91 (b)	3,604,000	3,602,740
			19,206,283
TOTAL U.S. TREASURY DEBT
(Cost $21,149,244)			21,149,244

U.S. Government Agency Debt - 47.7%
Federal Agencies - 47.7%
Fannie Mae
4/16/18 to 6/18/18	1.40 to 1.75	972,000	969,415
Federal Farm Credit Bank
4/6/18 to 6/26/19	1.51 to 2.01 (b)	4,207,000	4,207,345
Federal Home Loan Bank
4/4/18 to 7/11/19	1.29 to 2.05 (b)	35,387,177	35,372,248
Freddie Mac
4/2/18 to 8/8/19	1.29 to 1.75 (b)	7,690,929	7,690,840
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $48,239,848)			48,239,848

U.S. Government Agency Repurchase Agreement - 12.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.8% dated 3/29/18 due 4/2/18 (Collateralized by (U.S. Government Obligations) #	$998	$998
1.82% dated 3/29/18 due 4/2/18 (Collateralized by (U.S. Government Obligations) #	3,886,756	3,885,971
With:
Barclays Capital, Inc. at 1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $126,486,360, 3.50% - 4.00%, 12/1/47 - 1/1/48)	124,044	124,000
BMO Capital Markets Corp. at 1.75%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $57,131,107, 2.00% - 5.50%, 10/24/19 - 6/1/47)	56,082	56,000
BMO Harris Bank NA at 1.75%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $57,131,107, 0.63% - 6.00%, 8/7/18 - 3/1/48)	56,082	56,000
BNP Paribas, S.A. at 1.77%, dated:
3/19/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $75,139,210, 0.00% - 7.00%, 7/31/18 - 2/15/48)	73,215	73,000
3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $75,050,639, 0.00% - 7.00%, 6/12/19 - 10/1/47)	73,223	73,000
Citibank NA at:
1.79%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $74,472,813, 0.00% - 3.13%, 4/19/18 - 5/15/42)	73,025	73,000
1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $383,577,607, 0.00% - 3.63%, 4/15/18 - 11/15/26)	376,132	376,000
HSBC Securities, Inc. at 1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $435,709,144, 0.00% - 6.75%, 5/15/18 - 11/15/41)	426,148	426,000
ING Financial Markets LLC at:
1.66%, dated:
3/12/18 due 4/11/18 (Collateralized by U.S. Government Obligations valued at $150,065,480, 2.24% - 4.50%, 8/20/41 - 5/16/53)	147,203	147,000
3/13/18 due 4/12/18 (Collateralized by U.S. Government Obligations valued at $119,433,564, 3.75% - 4.00%, 3/27/19 - 7/25/39)	117,162	117,000
1.68%, dated 3/14/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $74,515,650, 2.00% - 2.25%, 2/15/25 - 11/15/27)	73,065	73,000
Merrill Lynch, Pierce, Fenner & Smith at 1.68%, dated 3/16/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $448,072,550, 2.00% - 5.00%, 2/15/42 - 3/20/48)	439,348	439,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.6%, dated 3/7/18 due:
5/7/18 (Collateralized by U.S. Government Obligations valued at $191,956,021, 1.97% - 5.50%, 8/1/19 - 8/1/48)	188,510	188,000
5/8/18 (Collateralized by U.S. Government Obligations valued at $162,345,784, 2.06% - 6.05%, 8/1/19 - 9/20/63)	159,438	159,000
1.77%, dated 3/19/18 due 5/18/18 (Collateralized by U.S. Government Obligations valued at $253,096,809, 2.00% - 5.75%, 11/1/23 - 6/20/67)	248,732	248,000
1.78%, dated:
3/20/18 due 5/21/18 (Collateralized by U.S. Government Obligations valued at $209,203,389, 2.00% - 5.75%, 5/1/21 - 3/20/48)	205,628	205,000
3/21/18 due 5/22/18 (Collateralized by U.S. Government Obligations valued at $75,513,589, 2.32% - 5.37%, 11/1/21 - 4/1/48)	74,227	74,000
3/26/18 due 5/25/18 (Collateralized by U.S. Government Obligations valued at $194,858,531, 2.16% - 5.54%, 3/1/19 - 3/20/48)	191,567	191,000
1.79%, dated 3/22/18 due 5/23/18 (Collateralized by U.S. Government Obligations valued at $197,958,712, 2.04% - 5.96%, 12/1/23 - 8/1/48)	194,598	194,000
Nomura Securities International, Inc. at 1.82%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $1,371,969,358, 0.00% - 8.00%, 9/15/18 - 2/20/68)	1,345,272	1,345,000
RBC Dominion Securities at:
1.45%, dated 2/7/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $150,180,378, 0.38% - 4.75%, 7/15/27 - 11/20/47)	147,267	146,900
1.46%, dated 1/25/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $116,608,847, 0.38% - 4.75%, 7/15/27 - 11/20/47)	114,388	114,000
1.69%, dated 3/16/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $224,764,277, 0.00% - 4.75%, 4/19/18 - 11/15/47)	220,036	219,850
1.74%, dated 3/19/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $208,457,807, 0.00% - 5.00%, 4/15/19 - 11/20/47)	204,168	204,000
RBC Financial Group at:
1.48%, dated:
1/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $191,218,200, 1.92% - 5.00%, 11/1/25 - 1/1/57)	187,700	187,000
1/30/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $36,706,819, 3.00% - 4.50%, 10/1/27 - 1/1/57)	36,033	35,900
1.52%, dated 2/12/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $104,262,613, 1.50% - 6.00%, 11/1/25 - 1/1/57)	102,258	102,000
1.54%, dated 3/1/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $78,637,434, 2.12% - 4.50%, 4/1/26 - 1/1/57)	77,105	77,000
1.59%, dated 3/5/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $150,105,837, 1.50% - 6.00%, 9/1/26 - 11/20/65)	147,227	147,000
1.61%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $148,910,519, 1.92% - 6.97%, 3/1/25 - 1/1/57)	146,052	145,850
1.69%, dated 3/16/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $111,253,070, 2.12% - 4.50%, 4/1/26 - 1/1/57)	109,102	109,000
1.72%, dated 3/19/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $254,144,380, 1.92% - 6.50%, 3/1/26 - 2/1/57)	249,214	249,000
1.73%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $123,483,996, 2.12% - 6.00%, 1/1/26 - 1/1/57)	121,116	121,000
Societe Generale at:
1.47%, dated 1/31/18 due 4/9/18 (Collateralized by U.S. Treasury Obligations valued at $104,338,760, 0.13% - 6.00%, 7/15/18 - 11/15/45)	102,283	102,000
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,000,312,930, 0.75% - 3.88%, 7/15/18 - 5/15/45)	980,196	980,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.6%, dated 3/5/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $75,759,475, 2.00% - 3.50%, 1/15/21 - 9/20/47)	74,115	74,000
1.61%, dated:
3/2/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $126,908,177, 2.00% - 3.00%, 1/15/21 - 6/20/46)	124,332	124,138
3/6/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $126,872,975, 2.00% - 3.00%, 1/15/21 - 6/20/46)	124,194	124,000
1.62%, dated 3/5/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $22,509,164, 2.00% - 4.00%, 1/15/21 - 9/20/47)	22,042	22,000
1.65%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $124,486,443, 2.00% - 3.00%, 1/15/21 - 11/20/46)	121,795	121,600
1.68%, dated 3/13/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $123,307,758, 3.00%, 11/20/46)	120,609	120,413
1.8%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $112,464,341, 3.00%, 8/20/46)	110,187	110,000
1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $127,801,038, 3.00%, 8/20/46)	125,251	125,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,285,620)		12,285,620

U.S. Treasury Repurchase Agreement - 18.8%
With:
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $115,281,960, 0.00% - 6.13%, 5/24/18 - 5/15/47)	113,038	113,000
BMO Harris Bank NA at:
1.45%, dated:
1/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $131,116,075, 1.38% - 2.50%, 2/28/19 - 8/15/23)	128,443	128,000
1/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $266,499,981, 2.00% - 2.25%, 7/31/21 - 2/15/27)	259,772	259,000
1.46%, dated 1/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $133,538,162, 2.13% - 3.75%, 11/15/18 - 8/15/21)	129,481	129,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $137,091,166, 2.50% - 3.13%, 8/15/23 - 8/15/44)	131,172	131,000
1.59%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $67,346,984, 4.00%, 8/15/18)	65,098	65,000
1.64%, dated 3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $139,024,814, 3.13%, 8/15/44)	133,321	133,000
1.73%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $277,325,317, 2.13%, 5/15/25)	268,335	268,000
3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $116,296,827, 0.00% - 2.25%, 5/17/18 - 8/15/27)	114,038	114,000
BNP Paribas, S.A. at:
1.4%, dated 1/30/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $266,663,739, 0.00% - 5.25%, 7/31/18 - 8/15/45)	259,624	259,000
1.45%, dated 1/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $259,883,617, 0.00% - 4.38%, 4/19/18 - 11/15/42)	254,921	254,000
1.47%, dated 1/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $262,846,489, 1.14% - 3.13%, 4/30/19 - 11/15/42)	257,944	257,000
1.64%, dated 1/24/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $132,781,784, 1.18% - 3.88%, 7/31/18 - 2/15/44)(b)(c)(d)	129,411	129,000
1.65%, dated:
1/25/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $198,643,067, 0.00% - 7.50%, 4/26/18 - 8/15/47)(b)(c)(d)	194,614	194,000
3/2/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $133,890,040, 1.14% - 5.25%, 4/30/19 - 2/15/44)	131,366	131,000
1.66%, dated:
3/5/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $407,237,099, 1.13% - 8.75%, 4/30/19 - 8/15/45)	398,153	397,000
3/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $477,831,467, 1.13% - 6.25%, 7/31/19 - 8/15/44)	467,354	466,000
3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $273,126,354, 1.13% - 3.00%, 7/31/19 - 5/15/45)	267,776	267,000
1.67%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $132,036,189, 1.13% - 7.13%, 4/30/19 - 8/15/42)(b)(c)(d)	129,531	129,000
3/8/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $268,762,099, 0.00% - 8.75%, 4/26/18 - 5/15/45)	262,766	262,000
1.68%, dated 3/9/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $405,193,411, 1.13% - 9.13%, 5/15/18 - 2/15/48)	397,164	396,000
1.7%, dated 3/12/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $340,546,402, 0.00% - 8.75%, 5/31/18 - 8/15/47)	331,834	330,850
1.73%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $272,659,291, 1.14% - 8.13%, 4/30/19 - 5/15/44)	266,780	266,000
1.75%, dated:
3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $543,357,494, 0.00% - 8.75%, 5/31/18 - 2/15/47)	533,323	531,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $271,167,934, 1.13% - 4.25%, 7/31/18 - 8/15/47)	266,213	265,825
1.76%, dated:
3/19/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $134,755,305, 0.00% - 8.75%, 5/24/18 - 11/15/44)	132,387	132,000
3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $270,432,148, 1.13% - 7.63%, 4/30/19 - 2/15/25)	265,803	265,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $136,859,633, 1.14% - 7.25%, 4/30/19 - 2/15/46)	134,406	134,000
1.77%, dated:
3/16/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $135,753,733, 0.00% - 8.75%, 4/26/18 - 2/15/48)	133,589	133,000
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $272,460,535, 0.00% - 2.75%, 4/26/18 - 8/15/42)	267,814	267,000
3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $231,562,773, 1.18% - 2.75%, 10/31/19 - 8/15/26)	227,145	227,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $231,563,035, 1.18% - 2.25%, 10/31/19 - 11/15/26)	227,079	227,000
Credit AG at 1.72%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $135,973,009, 3.00%, 11/15/45)	132,044	132,000
Deutsche Bank AG at 1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $588,110,963, 0.75% - 8.13%, 5/31/18 - 11/15/45)	576,117	576,000
Deutsche Bank Securities, Inc. at 1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,521,370, 1.44%, 1/31/20)	26,005	26,000
DNB Bank ASA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $667,113,374, 1.25% - 2.13%, 10/31/18 - 3/31/24)	654,131	654,000
HSBC Securities, Inc. at:
1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $228,978,131, 1.25% - 8.75%, 12/31/18 - 2/15/42)	224,077	224,000
1.78%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $388,620,834, 0.75% - 9.13%, 5/15/18 - 11/15/27)	381,132	381,000
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $194,460,022, 1.38%, 2/28/19)	190,038	190,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $466,522,163, 1.88% - 2.00%, 8/31/21 - 6/30/24)	455,091	455,000
Lloyds Bank PLC at:
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $132,056,596, 1.13% - 6.75%, 2/28/19 - 8/15/26)	129,484	129,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $66,885,246, 1.25% - 6.00%, 3/31/19 - 2/15/26)	65,244	65,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $66,778,638, 2.13% - 7.63%, 12/31/21 - 2/15/25)	65,255	65,000
1.59%, dated 2/14/18 due 4/16/18 (Collateralized by U.S. Treasury Obligations valued at $108,444,857, 3.13% - 7.63%, 5/15/21 - 2/15/25)	105,283	105,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $133,577,347, 6.00%, 2/15/26)	130,543	130,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $271,767,609, 0.88% - 2.25%, 9/15/19 - 7/31/21)	266,139	265,000
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $189,837,657, 1.88%, 5/31/22)	185,794	184,900
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $137,038,270, 2.63%, 11/15/20)	133,579	133,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $138,608,766, 7.50%, 11/15/24)	133,591	133,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $270,493,433, 2.13% - 2.25%, 7/31/21 - 12/31/21)	265,248	264,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,923,374, 2.00% - 2.25%, 5/31/24 - 8/15/46)	64,013	64,000
MUFG Securities (Canada), Ltd. at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $394,759,880, 1.13% - 2.38%, 9/30/19 - 11/15/27)	387,078	387,000
MUFG Securities EMEA PLC at:
1.55%, dated 2/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $101,567,283, 2.13% - 2.25%, 11/30/24 - 8/15/27)	99,200	99,000
1.61%, dated 3/14/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $41,282,669, 1.50% - 3.00%, 5/31/22 - 5/15/45)	40,039	40,000
1.64%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $137,822,563, 2.63%, 11/15/20)	134,165	134,000
1.73%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $162,810,409, 1.00% - 2.63%, 3/15/19 - 8/15/25)	159,160	159,000
1.74%, dated 3/20/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $101,796,812, 1.50% - 3.13%, 5/15/19 - 3/31/23)	99,100	99,000
1.75%, dated:
3/21/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $74,673,275, 0.75%, 7/31/18)	73,082	73,000
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $102,606,054, 1.63% - 2.25%, 2/15/26 - 11/15/27)	100,073	100,000
3/28/18 due 4/5/18
(Collateralized by U.S. Treasury Obligations valued at $43,062,170, 0.63% - 1.38%, 4/30/18 - 6/30/23)	42,039	42,000
(Collateralized by U.S. Treasury Obligations valued at $23,688,555, 1.50% - 2.13%, 1/31/19 - 12/31/22)	23,046	23,000
4/2/18 due 4/3/18(e)	73,004	73,000
4/3/18 due 4/5/18(e)	32,034	32,000
1.76%, dated 3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $191,283,324, 2.63%, 11/15/20)	186,227	186,000
1.78%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $61,957,712, 2.25% - 2.50%, 12/31/24 - 5/15/46)	60,042	60,000
1.79%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $47,329,230, 2.25%, 11/15/27)	46,030	46,000
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $126,620,331, 8.75%, 8/15/20)	122,024	122,000
Natixis SA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,062,893,144, 0.75% - 3.50%, 9/30/18 - 5/15/25)	1,042,208	1,042,000
Norinchukin Bank at:
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $66,471,582, 1.50%, 8/15/26)	65,184	65,000
1.63%, dated 2/22/18 due 4/23/18 (Collateralized by U.S. Treasury Obligations valued at $134,853,474, 2.00%, 11/15/26)	132,359	132,000
1.64%, dated 3/2/18 due 4/10/18 (Collateralized by U.S. Treasury Obligations valued at $135,829,897, 3.63%, 2/15/20)	133,236	133,000
1.65%, dated:
2/28/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $134,820,290, 2.00%, 11/15/26)	132,333	132,000
3/1/18 due 4/25/18 (Collateralized by U.S. Treasury Obligations valued at $200,682,365, 2.13% - 2.25%, 11/30/23 - 8/15/46)	196,494	196,000
1.7%, dated 3/13/18 due 4/18/18 (Collateralized by U.S. Treasury Obligations valued at $67,374,137, 1.50%, 8/15/26)	66,112	66,000
1.73%, dated 3/14/18 due 4/19/18 (Collateralized by U.S. Treasury Obligations valued at $67,369,601, 1.50%, 8/15/26)	66,114	66,000
1.79%, dated 3/16/18 due 5/16/18 (Collateralized by U.S. Treasury Obligations valued at $135,750,423, 2.00% - 3.63%, 2/15/20 - 11/15/26)	133,403	133,000
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,350,898, 1.50% - 2.00%, 8/15/26 - 11/15/26)	66,265	66,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $81,636,435, 2.00%, 11/15/26)	80,321	80,000
Prudential Insurance Co. of America at 1.82%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $592,369,118, 1.00% - 8.75%, 7/31/19 - 2/15/31)	576,876	576,759
RBC Dominion Securities at:
1.44%, dated 2/6/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $136,231,991, 1.63% - 4.75%, 9/30/20 - 2/15/47)	133,330	133,000
1.5%, dated 2/1/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $201,460,740, 0.88% - 4.75%, 10/31/18 - 2/15/47)	197,747	197,000
1.57%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $313,525,984, 1.38% - 4.75%, 8/31/18 - 2/15/47)	307,402	307,000
1.58%, dated 3/7/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $133,785,296, 1.38% - 3.75%, 10/31/18 - 2/15/47)	131,190	131,000
1.66%, dated 3/15/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $137,116,161, 2.25% - 3.00%, 4/30/21 - 5/15/45)	133,110	133,000
1.67%, dated 3/15/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $135,814,030, 1.00% - 4.75%, 8/31/18 - 2/15/47)	133,130	133,000
1.7%, dated:
3/22/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $136,769,436, 1.24% - 3.75%, 10/31/18 - 2/15/47)	134,184	134,000
3/23/18 due:
4/2/18 (Collateralized by U.S. Treasury Obligations valued at $102,058,422, 0.75% - 4.75%, 7/31/18 - 2/15/47)	100,047	100,000
4/3/18 (Collateralized by U.S. Treasury Obligations valued at $68,225,712, 1.88% - 3.00%, 4/30/21 - 2/15/47)	66,885	66,850
4/4/18 (Collateralized by U.S. Treasury Obligations valued at $102,057,833, 2.25%, 4/30/21 - 1/31/24)	100,057	100,000
1.71%, dated 3/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $138,626,327, 0.88% - 2.50%, 5/31/18 - 2/15/45)	135,940	135,850
1.73%, dated 3/19/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $188,845,166, 1.63% - 3.63%, 8/15/19 - 11/30/23)	185,142	185,000
1.74%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $67,349,219, 2.25% - 3.75%, 4/30/21 - 8/15/47)	66,035	66,000
Societe Generale at:
1.61%, dated 3/2/18 due 4/10/18
(Collateralized by U.S. Treasury Obligations valued at $268,143,238, 0.88% - 8.75%, 4/30/18 - 5/15/46)	261,455	261,000
(Collateralized by U.S. Treasury Obligations valued at $134,728,805, 1.75% - 7.63%, 2/15/20 - 8/15/44)	131,228	131,000
1.62%, dated 3/5/18 due 4/11/18 (Collateralized by U.S. Treasury Obligations valued at $270,761,396, 1.13% - 8.75%, 7/31/18 - 5/15/46)	263,438	263,000
1.69%, dated 3/13/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $269,435,553, 1.13% - 8.75%, 11/30/18 - 5/15/47)	262,541	262,000
TD Securities (U.S.A.) at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $501,832,926, 0.00% - 9.13%, 4/5/18 - 2/15/48)	489,098	489,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $19,026,034)		19,026,034
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $100,700,746)		100,700,746
NET OTHER ASSETS (LIABILITIES) - 0.4%		367,492
NET ASSETS - 100%		$101,068,238

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$998,000 due 4/02/18 at 1.80%
BNP Paribas, S.A.	$159
HSBC Securities (USA), Inc.	71
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4
Wells Fargo Securities LLC	764
$998
$3,885,971,000 due 4/02/18 at 1.82%
BNP Paribas, S.A.	543,142
Bank of America NA	1,832,906
J.P. Morgan Securities, Inc.	375,981
Wells Fargo Securities LLC	1,133,942
$3,885,971

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $31,311,654) — See accompanying schedule: Unaffiliated issuers (cost $100,700,746)		$100,700,746
Receivable for investments sold
Regular delivery		481,381
Delayed delivery		599,182
Receivable for fund shares sold		19,654
Interest receivable		63,181
Prepaid expenses		76
Receivable from investment adviser for expense reductions		2,404
Other receivables		755
Total assets		101,867,379
Liabilities
Payable to custodian bank	$52,033
Payable for investments purchased	715,891
Payable for fund shares redeemed	10,030
Distributions payable	3,294
Accrued management fee	12,262
Distribution and service plan fees payable	804
Other affiliated payables	3,791
Other payables and accrued expenses	1,036
Total liabilities		799,141
Net Assets		$101,068,238
Net Assets consist of:
Paid in capital		$101,069,315
Distributions in excess of net investment income		(586)
Accumulated undistributed net realized gain (loss) on investments		(491)
Net Assets		$101,068,238
Class I:
Net Asset Value, offering price and redemption price per share ($31,828,704 ÷ 31,818,129 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($743,878 ÷ 743,486 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,351,275 ÷ 3,349,643 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($449,524 ÷ 449,458 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($64,694,857 ÷ 64,696,690 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest		$1,111,978
Expenses
Management fee	$137,715
Transfer agent fees	40,392
Distribution and service plan fees	9,372
Accounting fees and expenses	2,828
Custodian fees and expenses	737
Independent trustees' fees and expenses	330
Registration fees	358
Audit	52
Legal	204
Miscellaneous	369
Total expenses before reductions	192,357
Expense reductions	(30,700)	161,657
Net investment income (loss)		950,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(259)
Total net realized gain (loss)		(259)
Net increase in net assets resulting from operations		$950,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$950,321	$275,109
Net realized gain (loss)	(259)	572
Net increase in net assets resulting from operations	950,062	275,681
Distributions to shareholders from net investment income	(952,412)	(273,207)
Share transactions - net increase (decrease)	6,674,300	50,338,072
Total increase (decrease) in net assets	6,671,950	50,340,546
Net Assets
Beginning of period	94,396,288	44,055,742
End of period	$101,068,238	$94,396,288
Other Information
Undistributed net investment income end of period	$–	$1,505
Distributions in excess of net investment income end of period	$(586)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.003	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.003	.001	–A	–A
Distributions from net investment income	(.009)	(.003)	(.001)	–A	–A
Total distributions	(.009)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.95%	.31%	.06%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.20%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.16%	.11%	.11%
Expenses net of all reductions	.18%	.18%	.16%	.11%	.11%
Net investment income (loss)	.95%	.33%	.08%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$31,829	$31,498	$22,047	$19,333	$22,569

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.008	.002	–A	–A	–A
Distributions from net investment income	(.008)	(.002)	–A	–A	–A
Total distributions	(.008)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.80%	.16%	.02%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.35%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.20%	.11%	.11%
Expenses net of all reductions	.33%	.33%	.20%	.11%	.11%
Net investment income (loss)	.80%	.18%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$744	$909	$485	$539	$356

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.007	.001	–A	–A	–A
Distributions from net investment income	(.007)	(.001)	–A	–A	–A
Total distributions	(.007)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.70%	.07%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.21%	.11%	.11%
Expenses net of all reductions	.43%	.43%	.21%	.11%	.11%
Net investment income (loss)	.70%	.09%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,351	$3,038	$1,957	$2,120	$2,266

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.003	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.009	.003	–A	–A	–A
Distributions from net investment income	(.009)	(.003)	–A	–A	–A
Total distributions	(.009)	(.003)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.90%	.26%	.05%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.17%	.11%	.11%
Expenses net of all reductions	.23%	.23%	.17%	.11%	.11%
Net investment income (loss)	.90%	.28%	.07%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$450	$641	$286	$686	$378

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

Years ended March 31,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.010	.004	.001	–B
Distributions from net investment income	(.010)	(.004)	(.001)	–B
Total distributions	(.010)	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.14%	.14%	.11%F
Expenses net of all reductions	.14%	.14%	.14%	.11%F
Net investment income (loss)	.99%	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$64,695	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	44.4
8 - 30	36.2
31 - 60	8.1
61 - 90	9.1
91 - 180	2.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Certificates of Deposit	34.0%
Commercial Paper	39.6%
U.S. Treasury Debt	1.4%
Non-Negotiable Time Deposit	3.7%
Other Instruments	1.6%
Repurchase Agreements	20.4%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/18
Class I	1.77%
Class II	1.62%
Class III	1.52%
Select Class	1.72%
Institutional Class	1.81%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.75% for Class I, 1.60% for Class II, 1.50% for Class III, 1.70% for Select Class and 1.78% for Institutional Class.

Money Market Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 34.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.2%
Citibank NA
6/13/18	2.20%	$275,000	$275,000
Wells Fargo Bank NA
4/20/18 to 8/17/18	1.86 to 2.05 (b)(c)	927,000	927,000
			1,202,000
London Branch, Eurodollar, Foreign Banks - 1.9%
Mizuho Bank Ltd. London Branch
6/27/18	2.43	146,000	145,148
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/4/18 to 5/29/18	1.70 to 2.10	415,000	415,000
			560,148
New York Branch, Yankee Dollar, Foreign Banks - 27.9%
Bank of Montreal
4/9/18 to 8/10/18	1.88 to 2.03 (b)(c)	1,128,000	1,128,000
Bank of Nova Scotia
4/10/18 to 7/13/18	1.84 to 1.95 (b)(c)	563,000	563,001
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/2/18	1.80	108,000	108,000
Bayerische Landesbank
5/2/18	2.20	283,000	283,000
Canadian Imperial Bank of Commerce
4/13/18 to 5/22/18	1.92 to 2.04 (b)(c)	200,000	200,000
KBC Bank NV
5/29/18 to 6/4/18	2.12 to 2.13	375,000	375,000
Landesbank Baden-Wuerttemberg New York Branch
4/2/18 to 4/5/18	1.73	1,053,000	1,053,000
Mitsubishi UFJ Trust & Banking Corp.
5/15/18 to 6/15/18	1.96 to 1.97 (b)(c)	370,000	370,000
Mizuho Corporate Bank Ltd.
4/9/18 to 6/7/18	1.93 to 2.19 (b)	354,000	354,001
Natixis SA
6/5/18	2.15	407,000	407,000
Royal Bank of Canada
6/20/18 to 10/18/18	1.89 to 2.41 (b)(c)	1,123,000	1,123,000
Sumitomo Mitsui Banking Corp.
5/21/18 to 6/5/18	1.88 to 2.06 (b)(c)	902,000	902,000
Sumitomo Mitsui Trust Bank Ltd.
6/8/18	1.90 (b)(c)	261,000	261,000
Svenska Handelsbanken AB
7/2/18 to 9/27/18	1.83 to 2.27 (b)(c)	860,000	860,000
			7,987,002
TOTAL CERTIFICATE OF DEPOSIT
(Cost $9,749,150)			9,749,150

Financial Company Commercial Paper - 33.2%
ASB Finance Ltd. (London)
7/30/18 to 9/26/18	1.82 to 2.31 (b)(c)	128,000	128,000
Bank of Nova Scotia
6/1/18 to 8/28/18	1.84 to 2.07 (b)(c)	459,000	459,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/3/18 to 6/29/18	1.87 to 2.52 (d)	443,000	441,661
Bayerische Landesbank
4/3/18 to 4/5/18	1.76	845,000	844,876
BNP Paribas Dublin Branch
4/2/18 to 4/4/18	1.73	517,000	516,954
BPCE SA
6/11/18 to 6/13/18	2.21 to 2.24	550,000	547,563
Caisse d'Amort de la Dette Sociale
4/17/18 to 5/3/18	1.75 to 1.82 (d)	668,000	667,266
Canadian Imperial Bank of Commerce
4/20/18 to 11/26/18	1.91 to 2.16 (b)(c)	1,108,000	1,108,000
Commonwealth Bank of Australia
7/5/18	1.86 (b)(c)	134,000	134,000
Credit Suisse AG
6/8/18 to 7/26/18	1.88 to 2.36 (b)	1,404,000	1,400,148
J.P. Morgan Securities, LLC
4/9/18 to 10/1/18	1.90 to 2.32 (b)(c)	1,094,300	1,094,300
Lam Research Corp.
4/11/18	2.42	14,000	13,991
Mitsubishi UFJ Trust & Banking Corp.
4/6/18 to 4/27/18	1.76 to 2.00	534,500	534,054
Natexis Banques Populaires New York Branch
5/1/18	1.91	263,000	262,584
Sumitomo Mitsui Banking Corp.
6/5/18 to 6/6/18	2.16	84,000	83,671
Sumitomo Trust & Banking Co. Ltd.
4/25/18	1.76	258,000	257,699
The Toronto-Dominion Bank
8/17/18 to 10/9/18	1.93 to 2.07 (b)(c)	766,000	766,000
UBS AG London Branch
4/3/18	1.89 (b)(c)	253,000	253,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $9,512,767)			9,512,767

Asset Backed Commercial Paper - 2.7%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

6/5/18	2.16	81,750	81,433
6/8/18	2.17	51,000	50,792
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/10/18	1.76	51,000	50,978
4/26/18	1.78	31,000	30,962
4/9/18	1.77	24,000	23,991
4/9/18	1.76	24,000	23,991
5/3/18	1.83	55,000	54,911
6/13/18	2.26	95,000	94,567
6/5/18	2.19	69,840	69,565
6/7/18	2.19	22,000	21,911
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/16/18	1.76	20,000	19,985
4/18/18	1.76	40,000	39,967
4/18/18	1.76	40,000	39,967
4/19/18	1.76	19,000	18,983
4/9/18	1.76	47,000	46,982
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

6/11/18	2.24	98,000	97,569
6/21/18	2.35	20,000	19,895
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $786,449)			786,449

Non-Financial Company Commercial Paper - 3.7%
Bell Canada
4/2/18	1.88 to 1.88	45,000	44,998
Dominion Resources, Inc.
4/16/18 to 5/7/18	1.91 to 2.43	65,000	64,861
Duke Energy Corp.
4/4/18 to 4/5/18	2.25	78,000	77,983
Eversource Energy
4/2/18 to 4/4/18	2.25 to 2.30	81,000	80,991
Rogers Communications, Inc.
5/1/18	2.38	19,000	18,964
Sempra Global
4/23/18	2.46	100,000	99,850
Tyson Foods, Inc.
4/3/18 to 4/9/18	1.88 to 2.25	146,505	146,470
UnitedHealth Group, Inc.
4/5/18	2.00	355,000	354,921
Verizon Communications, Inc.
4/2/18 to 4/25/18	2.10 to 2.37	169,400	169,329
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,058,367)			1,058,367

U.S. Treasury Debt - 1.4%
U.S. Treasury Obligations - 1.4%
U.S. Treasury Notes
4/30/18 to 10/31/18
(Cost $409,001)	1.94 to 1.96 (b)(c)	409,001	409,001

Other Instrument - 1.6%
Master Notes - 1.6%
Toyota Motor Credit Corp.
4/5/18
(Cost $459,000)	2.08 (b)(c)	459,000	459,000

Non-Negotiable Time Deposit - 3.7%
Time Deposits - 3.7%
Barclays Bank PLC
4/2/18	1.80	687,000	687,000
Credit Agricole CIB
4/2/18 to 4/3/18	1.73	311,400	311,400
Skandinaviska Enskilda Banken AB
4/2/18	1.67	76,656	76,656
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,075,056)			1,075,056

U.S. Government Agency Repurchase Agreement - 4.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.8% dated 3/29/18 due 4/2/18 (Collateralized by (U.S. Government Obligations) #	$675,873	$675,738
1.81% dated 3/29/18 due 4/2/18 (Collateralized by (U.S. Government Obligations) #	863	863
With:
Barclays Capital, Inc. at 1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $34,681,744, 3.50%, 1/1/48)	34,012	34,000
Citibank NA at 1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $102,015,302, 0.00% - 3.63%, 7/12/18 - 2/15/43)	100,035	100,000
Nomura Securities International, Inc. at 1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Government Obligations valued at $366,234,927, 2.50% - 9.50%, 7/20/18 - 12/20/64)	359,126	359,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,169,601)		1,169,601

U.S. Treasury Repurchase Agreement - 5.0%
In a joint trading account at 1.8% dated 3/30/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations) #	6,001	6,000
With:
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $30,050,719, 0.00% - 6.00%, 4/5/18 - 5/15/47)	30,010	30,000
BMO Harris Bank NA at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $31,750,060, 0.00% - 3.38%, 4/26/18 - 5/15/44)	31,010	31,000
BNP Paribas, S.A. at:
1.77%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $62,226,215, 2.25% - 2.50%, 8/15/23 - 1/31/24)	61,039	61,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $62,226,263, 1.63% - 2.75%, 2/15/22 - 11/15/42)	61,021	61,000
Commerz Markets LLC at:
1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $89,764,610, 1.38% - 2.25%, 2/28/22 - 6/30/24)	88,031	88,000
1.85%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $44,887,050, 1.00% - 2.75%, 3/15/19 - 8/15/46)	44,016	44,000
1.86%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $45,051,198, 1.38% - 3.00%, 6/30/23 - 2/15/48)	44,016	44,000
Deutsche Bank AG at:
1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $50,472,509, 1.63% - 3.63%, 5/15/26 - 2/15/44)	49,017	49,000
1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $159,608,391, 1.13% - 5.25%, 7/31/21 - 5/15/45)	155,032	155,000
Deutsche Bank Securities, Inc. at:
1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $69,363,471, 2.13%, 8/15/21)	68,024	68,000
1.8%, dated 3/27/18 due 4/3/18
(Collateralized by U.S. Treasury Obligations valued at $67,330,098, 2.13%, 8/15/21)	66,023	66,000
(Collateralized by U.S. Treasury Obligations valued at $102,015,363, 2.00% - 2.25%, 10/31/22 - 11/15/24)	100,035	100,000
HSBC Securities, Inc. at 1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $61,209,942, 1.25% - 2.38%, 8/31/19 - 1/31/23)	60,021	60,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $125,091,134, 2.00%, 6/30/24)	122,024	122,000
Nomura Securities International, Inc. at 1.8%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $449,422,421, 0.00% - 7.50%, 4/26/18 - 2/15/47)	440,154	440,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,425,000)		1,425,000

Other Repurchase Agreement - 11.3%
Other Repurchase Agreement - 11.3%
With:
BNP Paribas at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $133,939,689, 0.00% - 5.20%, 3/9/20 - 7/25/46)	128,026	128,000
Citigroup Global Markets, Inc. at:
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $91,804,798)	85,018	85,000
2.36%, dated:
2/28/18 due 4/30/18 (Collateralized by Equity Securities valued at $333,238,665)(b)(c)(e)	309,418	308,000
3/8/18 due 5/7/18 (Collateralized by Equity Securities valued at $289,826,418)(b)(c)(e)	269,040	268,000
2.71%, dated 2/20/18 due 5/21/18 (Collateralized by Corporate Obligations valued at $129,566,404, 0.00% - 5.68%, 4/20/24 - 10/28/64)	123,833	123,000
2.77%, dated 2/23/18 due 5/21/18 (Collateralized by Corporate Obligations valued at $45,482,158, 6.74% - 8.19%, 10/28/24 - 11/21/30)	42,281	42,000
Deutsche Bank AG at 1.93%, dated 3/29/18 due 4/2/18 (Collateralized by Municipal Bond Obligations valued at $138,714,302, 0.00% - 6.25%, 3/1/25 - 1/1/57)	130,028	130,000
HSBC Securities, Inc. at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $67,202,592, 2.90% - 5.95%, 9/15/20 - 9/15/48)	64,013	64,000
ING Financial Markets LLC at:
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $115,566,079)	107,022	107,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $50,763,299, 4.75% - 10.00%, 7/15/21 - 3/1/97)	47,010	47,000
J.P. Morgan Securities, LLC at 1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $218,375,446, 0.10% - 7.61%, 4/25/22 - 10/20/47)	212,077	212,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $216,262,585, 2.50% - 3.00%, 2/1/33 - 3/1/48)	212,077	212,000
1.95%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $65,287,093, 2.00% - 6.75%, 5/31/24 - 2/15/36)	64,049	64,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.87%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $137,752,666)	128,027	128,000
Mizuho Securities U.S.A., Inc. at:
1.86%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,318,865, 1.38% - 8.75%, 1/15/20 - 11/15/40)	64,013	64,000
1.93%, dated:
3/21/18 due 4/4/18 (Collateralized by Equity Securities valued at $46,462,419)	43,032	43,000
3/28/18 due 4/5/18 (Collateralized by Equity Securities valued at $69,127,429)	64,048	64,000
3/29/18 due 4/5/18 (Collateralized by Equity Securities valued at $69,123,714)	64,048	64,000
2.03%, dated 3/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,448,955, 2.75%, 2/15/28)	22,017	22,000
2.99%, dated 3/14/18 due 6/12/18 (Collateralized by Corporate Obligations valued at $44,202,030, 2.63% - 8.00%, 4/13/20 - 4/11/27)	42,314	42,000
RBS Securities, Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $436,804,818, 1.38% - 7.63%, 2/1/19 - 2/14/50)	416,086	416,000
Royal Bank of Canada at 1.92%, dated 3/8/18 due 4/5/18 (Collateralized by Corporate Obligations valued at $214,508,807, 1.88% - 2.25%, 12/11/18 - 3/15/22)	204,348	204,000
Societe Generale at:
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $100,805,069, 0.00% - 7.90%, 4/25/18 - 5/15/47)	96,019	96,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $275,426,394, 2.10% - 10.75%, 10/1/18 - 11/15/95)	256,056	256,000
Wells Fargo Securities, LLC at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $46,442,426, 0.25% - 5.75%, 10/15/21 - 8/15/26)	43,009	43,000
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $3,232,000)		3,232,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $28,876,391)		28,876,391
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(201,635)
NET ASSETS - 100%		$28,674,756

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,108,927,000 or 3.9% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$6,000,000 due 4/02/18 at 1.80%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$6,000
$6,000
$675,738,000 due 4/02/18 at 1.80%
BNP Paribas, S.A.	107,826
HSBC Securities (USA), Inc.	47,925
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,857
Wells Fargo Securities LLC	517,130
$675,738
$863,000 due 4/02/18 at 1.81%
BNP Paribas, S.A.	178
BNY Mellon Capital Markets LLC	28
Bank of America NA	107
Citibank NA	82
HSBC Securities (USA), Inc.	89
J.P. Morgan Securities, Inc.	81
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12
Mizuho Securities USA, Inc.	85
Wells Fargo Securities LLC	201
$863

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $5,826,601) — See accompanying schedule: Unaffiliated issuers (cost $28,876,391)		$28,876,391
Receivable for investments sold		390,439
Receivable for fund shares sold		76,078
Interest receivable		18,412
Prepaid expenses		16
Receivable from investment adviser for expense reductions		677
Other receivables		950
Total assets		29,362,963
Liabilities
Payable for investments purchased	$656,114
Payable for fund shares redeemed	26,267
Distributions payable	335
Accrued management fee	3,232
Distribution and service plan fees payable	35
Other affiliated payables	1,121
Other payables and accrued expenses	1,103
Total liabilities		688,207
Net Assets		$28,674,756
Net Assets consist of:
Paid in capital		$28,674,756
Net Assets		$28,674,756
Class I:
Net Asset Value, offering price and redemption price per share ($12,545,462 ÷ 12,536,487 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($68,165 ÷ 68,124 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($132,232 ÷ 132,214 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($15,978 ÷ 15,968 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,912,919 ÷ 15,901,694 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest (including $103 from affiliated interfund lending)		$332,576
Expenses
Management fee	$31,320
Transfer agent fees	9,781
Distribution and service plan fees	310
Accounting fees and expenses	1,317
Custodian fees and expenses	340
Independent trustees' fees and expenses	71
Registration fees	380
Audit	50
Legal	40
Interest	34
Miscellaneous	121
Total expenses before reductions	43,764
Expense reductions	(8,040)	35,724
Net investment income (loss)		296,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3
Total net realized gain (loss)		3
Net increase in net assets resulting from operations		$296,855

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,852	$125,902
Net realized gain (loss)	3	616
Net increase in net assets resulting from operations	296,855	126,518
Distributions to shareholders from net investment income	(296,842)	(126,160)
Share transactions - net increase (decrease)	10,882,624	(27,715,458)
Total increase (decrease) in net assets	10,882,637	(27,715,100)
Net Assets
Beginning of period	17,792,119	45,507,219
End of period	$28,674,756	$17,792,119

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.006	.002	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.013	.006	.002	.001	.001
Distributions from net investment income	(.013)	(.006)	(.002)	(.001)	(.001)
Total distributions	(.013)	(.006)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.29%	.63%	.18%	.06%	.06%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	1.31%	.56%	.17%	.05%	.06%
Supplemental Data
Net assets, end of period (in millions)	$12,545	$7,631	$19,911	$21,651	$22,712

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.005	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.011	.005	.001	–A	–A
Distributions from net investment income	(.011)	(.005)	(.001)	–A	–A
Total distributions	(.011)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.14%	.48%	.06%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.30%	.22%	.23%
Expenses net of all reductions	.33%	.33%	.30%	.22%	.23%
Net investment income (loss)	1.16%	.41%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$68	$14	$76	$95	$150

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.010	.004	–A	–A	–A
Distributions from net investment income	(.010)	(.004)	–A	–A	–A
Total distributions	(.010)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.04%	.38%	.03%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.32%	.23%	.23%
Expenses net of all reductions	.43%	.43%	.32%	.23%	.23%
Net investment income (loss)	1.06%	.31%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$132	$91	$1,129	$1,454	$1,834

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.006	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.012	.006	.001	–A	–A
Distributions from net investment income	(.012)	(.006)	(.001)	–A	–A
Total distributions	(.012)	(.006)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.24%	.58%	.13%	.02%	.02%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.22%	.22%
Expenses net of all reductions	.23%	.23%	.23%	.22%	.22%
Net investment income (loss)	1.26%	.51%	.12%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$16	$12	$224	$407	$331

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.007	.002	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.013	.007	.002	.001	.001
Distributions from net investment income	(.013)	(.007)	(.002)	(.001)	(.001)
Total distributions	(.013)	(.007)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.33%	.67%	.22%	.10%	.10%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.35%	.60%	.21%	.09%	.10%
Supplemental Data
Net assets, end of period (in millions)	$15,913	$10,043	$21,863	$36,919	$40,143

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	58.0
8 - 30	32.1
31 - 60	4.2
61 - 90	3.1
91 - 180	2.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Certificates of Deposit	24.1%
Commercial Paper	24.7%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	2.5%
U.S. Government Agency Debt	1.3%
Non-Negotiable Time Deposit	14.1%
Other Instruments	2.3%
Repurchase Agreements	31.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/18
Class I	1.70%
Class II	1.55%
Class III	1.45%
Class IV	1.22%
Select Class	1.65%
Institutional Class	1.74%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.67% for Class I, 1.53% for Class II, 1.43% for Class III, 1.19% for Class IV, 1.62% for Select Class and 1.70% for Institutional Class.

Prime Money Market Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 24.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.5%
Wells Fargo Bank NA
4/20/18 to 8/17/18	1.86 to 2.05 (b)(c)%	$527,000	$526,933
London Branch, Eurodollar, Foreign Banks - 1.2%
Mizuho Bank Ltd. London Branch
6/27/18	2.43	64,000	63,661
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/11/18 to 4/25/18	1.80 to 1.82	76,000	76,000
			139,661
New York Branch, Yankee Dollar, Foreign Banks - 18.4%
Bank of Montreal
4/9/18 to 8/10/18	1.88 to 2.03 (b)(c)	557,000	556,958
Bank of Nova Scotia
4/10/18 to 6/7/18	1.84 to 1.90 (b)(c)	415,000	415,067
Canadian Imperial Bank of Commerce
5/22/18	2.04 (b)(c)	125,000	125,027
KBC Bank NV
5/29/18	2.12	50,000	50,001
Mitsubishi UFJ Trust & Banking Corp.
5/15/18 to 5/16/18	1.96 to 1.97 (b)(c)	140,000	140,029
Mizuho Corporate Bank Ltd.
4/9/18	1.93 (b)(c)	47,500	47,501
Royal Bank of Canada
6/20/18 to 10/18/18	1.89 to 2.41 (b)(c)	395,000	394,862
Sumitomo Mitsui Banking Corp.
5/23/18 to 5/29/18	2.05 to 2.06 (b)(c)	285,000	284,964
Svenska Handelsbanken AB
7/30/18	2.04 (b)(c)	142,000	141,947
			2,156,356
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,823,133)			2,822,950

Financial Company Commercial Paper - 22.1%
ASB Finance Ltd. (London)
7/30/18 to 9/26/18	1.82 to 2.31 (b)(c)	61,000	60,919
Bank of Nova Scotia
8/28/18	2.07 (b)(c)	150,000	149,916
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
6/14/18 to 6/29/18	2.51 to 2.52 (d)	42,000	41,783
BNP Paribas Dublin Branch
4/2/18 to 4/4/18	1.73	225,000	224,992
Canadian Imperial Bank of Commerce
4/20/18 to 11/5/18	1.91 to 2.07 (b)(c)	464,000	463,582
Credit Suisse AG
7/3/18 to 7/26/18	2.28 to 2.36 (b)	520,000	518,324
J.P. Morgan Securities, LLC
4/9/18 to 10/1/18	1.90 to 2.32 (b)(c)	426,000	426,075
Mitsubishi UFJ Trust & Banking Corp.
4/12/18	1.76	66,000	65,969
Natexis Banques Populaires New York Branch
5/31/18	1.96	150,000	149,520
Sumitomo Trust & Banking Co. Ltd.
4/25/18	1.76	70,000	69,919
The Toronto-Dominion Bank
8/17/18 to 10/11/18	1.95 to 1.99(b)(c)	281,000	280,813
UBS AG London Branch
4/3/18	1.89 (b)(c)	135,000	135,001
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,587,283)			2,586,813

Asset Backed Commercial Paper - 1.3%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/10/18	1.76	27,182	27,172
4/26/18	1.78	17,000	16,979
5/3/18	1.83	30,000	29,951
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/16/18	1.76	11,000	10,992
4/18/18	1.76	23,000	22,981
4/18/18	1.76	23,000	22,981
4/19/18	1.76	11,000	10,990
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
6/21/18	2.35	9,000	8,951
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $150,997)			150,997

Non-Financial Company Commercial Paper - 1.3%
UnitedHealth Group, Inc.
4/5/18
(Cost $148,967)	2.00	149,000	148,975

U.S. Treasury Debt - 2.5%
U.S. Treasury Obligations - 2.5%
U.S. Treasury Notes
4/30/18 to 10/31/18
(Cost $295,000)	1.94 to 1.96 (b)(c)	295,000	295,152

Other Instrument - 2.3%
Master Notes - 2.3%
Toyota Motor Credit Corp.
4/5/18
(Cost $275,000)	2.08 (b)(c)	275,000	275,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 4/5/18, LOC Wells Fargo Bank NA, VRDN
4/5/18
(Cost $25,155)	1.88 (b)	25,155	25,155

U.S. Government Agency Debt - 1.3%
Federal Agencies - 1.3%
Federal Home Loan Bank
5/16/18
(Cost $149,672)	1.75	150,000	149,688

Non-Negotiable Time Deposit - 14.1%
Time Deposits - 14.1%
Australia & New Zealand Banking Group Ltd.
4/3/18 to 4/4/18	1.73	359,000	359,001
Barclays Bank PLC
4/2/18	1.80	556,000	556,000
BNP Paribas
4/3/18 to 4/4/18	1.73	239,000	239,002
Credit Agricole CIB
4/2/18 to 4/4/18	1.73	253,320	253,320
ING Bank NV
4/3/18 to 4/4/18	1.73	238,000	238,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,645,320)			1,645,323

U.S. Government Agency Repurchase Agreement - 10.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.8% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations) #	$469,616	$469,522
1.82% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations) #	199	199
With:
Barclays Capital, Inc. at 1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $14,280,718, 3.50%, 1/1/48)	14,005	14,000
Citibank NA at 1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $43,866,582, 0.63% - 3.63%, 6/30/18 - 11/15/26)	43,015	43,000
Goldman Sachs & Co. at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $703,835,190, 2.53% - 9.00%, 8/1/19 - 3/15/53)	690,138	690,000
HSBC Securities, Inc. at 1.79%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $49,440,934, 0.00%, 11/15/26 - 5/15/47)	48,017	48,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,264,721)		1,264,721

U.S. Treasury Repurchase Agreement - 6.4%
With:
Barclays Capital, Inc. at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $51,002,645, 0.00% - 2.00%, 5/31/18 - 7/31/22)	50,010	50,000
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $13,262,576, 0.00% - 6.13%, 5/24/18 - 5/15/47)	13,004	13,000
BMO Harris Bank NA at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $13,261,968, 2.13%, 2/29/24)	13,004	13,000
BNP Paribas, S.A. at:
1.77%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $26,522,634, 1.18% - 2.50%, 10/31/19 - 8/15/23)	26,017	26,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $26,522,718, 1.18% - 3.50%, 10/31/19 - 2/15/39)	26,009	26,000
Deutsche Bank AG at:
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $102,005,113, 0.88% - 3.13%, 6/30/18 - 8/15/42)	100,020	100,000
1.83%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $66,303,414, 0.00% - 6.25%, 4/15/18 - 8/15/42)	65,013	65,000
DNB Bank ASA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $75,483,826, 1.50% - 2.13%, 9/30/19 - 3/31/24)	74,015	74,000
HSBC Securities, Inc. at:
1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $26,526,699, 0.75%, 10/31/18)	26,009	26,000
1.78%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $43,860,833, 0.75% - 1.50%, 8/31/18 - 7/15/19)	43,015	43,000
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $22,621,812, 2.75%, 2/15/24)	22,004	22,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $53,285,919, 2.25%, 2/15/27)	52,010	52,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $7,209,401, 2.00% - 3.00%, 11/15/26 - 5/15/47)	7,001	7,000
MUFG Securities (Canada), Ltd. at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $44,882,680, 1.38% - 2.38%, 10/31/20 - 5/15/27)	44,009	44,000
MUFG Securities EMEA PLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,532,308, 8.75%, 8/15/20)	14,003	14,000
Natixis SA at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $120,366,117, 1.00% - 6.38%, 3/15/19 - 11/15/40)	118,024	118,000
TD Securities (U.S.A.) at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $56,102,828, 2.25%, 2/15/21 - 11/15/24)	55,011	55,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $748,000)		748,000

Other Repurchase Agreement - 14.4%
Other Repurchase Agreement - 14.4%
With:
BNP Paribas at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $56,702,876, 2.20% - 8.88%, 11/15/18 - 9/15/54)	54,011	54,000
Citigroup Global Markets, Inc. at:
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $38,882,036)	36,008	36,000
2.36%, dated:
2/28/18 due 4/30/18 (Collateralized by Equity Securities valued at $173,111,018)(b)(c)(e)	160,640	159,999
3/8/18 due 5/7/18 (Collateralized by Equity Securities valued at $129,773,027)(b)(c)(e)	120,472	119,996
2.71%, dated 2/20/18 due 5/21/18 (Collateralized by Mortgage Loan Obligations valued at $69,498,237, 1.45% - 4.95%, 1/15/49 - 4/25/57)	66,447	65,994
2.77%, dated 2/23/18 due 5/21/18 (Collateralized by Corporate Obligations valued at $22,741,079, 3.43%, 10/25/57)	21,141	20,999
HSBC Securities, Inc. at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $28,354,373, 4.90% - 5.15%, 8/14/37 - 2/14/50)	27,006	27,000
ING Financial Markets LLC at:
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $22,591,199, 2.10% - 5.63%, 9/1/22 - 3/1/48)	22,004	22,000
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $48,602,544)	45,009	45,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $21,601,459, 4.75% - 9.50%, 5/15/19 - 1/15/43)	20,004	20,000
J.P. Morgan Securities, LLC at:
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $84,461,662, 0.00% - 5.50%, 4/15/29 - 7/15/46)	82,016	82,000
1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $91,674,983, 4.03% - 5.38%, 6/25/29 - 10/25/47)	89,033	89,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $90,789,482, 2.50% - 4.00%, 5/1/30 - 3/1/48)	89,033	89,001
1.95%, dated 3/28/18 due 4/5/18 (Collateralized by Equity Securities valued at $28,354,917)	27,020	27,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.87%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $57,708,638)	54,011	54,000
Mizuho Securities U.S.A., Inc. at:
1.86%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $27,754,363, 1.38% - 3.00%, 7/31/18 - 2/15/47)	27,006	27,000
1.93%, dated:
3/21/18 due 4/4/18 (Collateralized by Equity Securities valued at $19,449,490)	18,014	18,000
3/28/18 due 4/5/18 (Collateralized by Equity Securities valued at $29,163,183)	27,020	27,000
3/29/18 due 4/5/18 (Collateralized by Equity Securities valued at $29,161,644)	27,020	27,000
2.03%, dated 3/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,183,637, 1.75% - 2.38%, 10/31/18 - 3/31/21)	9,007	9,000
2.99%, dated 3/14/18 due 6/12/18 (Collateralized by Corporate Obligations valued at $20,547,269, 1.88% - 2.00%, 12/11/18 - 4/2/21)	19,142	19,003
Royal Bank of Canada at 1.92%, dated 3/8/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $75,709,518, 1.88% - 2.00%, 12/11/18-4/2/21	72,123	72,000
Societe Generale at:
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $470,207,952, 0.00% - 6.88%, 4/24/18 - 8/16/77)	448,090	448,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $115,485,127, 0.00% - 11.00%, 10/1/18 - 6/5/2115)	108,024	108,000
Wells Fargo Securities, LLC at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $19,442,002, 0.63% - 6.88%, 12/15/18 - 1/1/49)	18,004	18,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,684,992)		1,684,992
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $11,798,240)		11,797,766
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(97,225)
NET ASSETS - 100%		$11,700,541

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,783,000 or 0.4% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$469,522,000 due 4/02/18 at 1.80%
BNP Paribas, S.A.	$74,920
HSBC Securities (USA), Inc.	33,300
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,985
Wells Fargo Securities LLC	359,317
$469,522
$199,000 due 4/02/18 at 1.82%
BNP Paribas, S.A.	28
Bank of America NA	94
J.P. Morgan Securities, Inc.	19
Wells Fargo Securities LLC	58
$199

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $3,697,713) — See accompanying schedule: Unaffiliated issuers (cost $11,798,240)		$11,797,766
Receivable for investments sold		209,699
Interest receivable		7,115
Prepaid expenses		10
Receivable from investment adviser for expense reductions		379
Other receivables		466
Total assets		12,015,435
Liabilities
Payable to custodian bank	$4,302
Payable for investments purchased	308,138
Payable for fund shares redeemed	1
Distributions payable	38
Accrued management fee	1,433
Distribution and service plan fees payable	8
Other affiliated payables	400
Other payables and accrued expenses	574
Total liabilities		314,894
Net Assets		$11,700,541
Net Assets consist of:
Paid in capital		$11,701,015
Net unrealized appreciation (depreciation) on investments		(474)
Net Assets		$11,700,541
Class I:
Net Asset Value, offering price and redemption price per share ($713,596.73 ÷ 713,356.67 shares)		$1.0003
Class II:
Net Asset Value, offering price and redemption price per share ($39,212.02 ÷ 39,203.32 shares)		$1.0002
Class III:
Net Asset Value, offering price and redemption price per share ($7,700.32 ÷ 7,698.33 shares)		$1.0003
Class IV:
Net Asset Value, offering price and redemption price per share ($20.18 ÷ 20.16 shares)		$1.0010
Select Class:
Net Asset Value, offering price and redemption price per share ($31,134.31 ÷ 31,122.11 shares)		$1.0004
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,908,877.66 ÷ 10,906,446.85 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest		$180,229
Expenses
Management fee	$17,814
Transfer agent fees	4,113
Distribution and service plan fees	90
Accounting fees and expenses	931
Custodian fees and expenses	226
Independent trustees' fees and expenses	42
Registration fees	176
Audit	50
Legal	26
Miscellaneous	157
Total expenses before reductions	23,625
Expense reductions	(5,341)	18,284
Net investment income (loss)		161,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		411
Total net realized gain (loss)		411
Change in net unrealized appreciation (depreciation) on investment securities		(2,778)
Net increase in net assets resulting from operations		$159,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,945	$160,265
Net realized gain (loss)	411	825
Change in net unrealized appreciation (depreciation)	(2,778)	2,304
Net increase in net assets resulting from operations	159,578	163,394
Distributions to shareholders from net investment income	(161,931)	(160,593)
Distributions to shareholders from net realized gain	–	(10,360)
Total distributions	(161,931)	(170,953)
Share transactions - net increase (decrease)	1,427,420	(47,936,337)
Total increase (decrease) in net assets	1,425,067	(47,943,896)
Net Assets
Beginning of period	10,275,474	58,219,370
End of period	$11,700,541	$10,275,474

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0122	.0056	.002	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0007	–B	–B	–B
Total from investment operations	.0120	.0063	.002	–B	–B
Distributions from net investment income	(.0122)	(.0056)	(.002)	–B	–B
Distributions from net realized gain	–	(.0002)	–	–	–
Total distributions	(.0122)	(.0058)	(.002)	–B	–B
Net asset value, end of period	$1.0003	$1.0005	$1.00	$1.00	$1.00
Total ReturnC	1.21%	.64%	.17%	.01%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.19%	.19%
Expenses net of all reductions	.18%	.18%	.18%	.19%	.19%
Net investment income (loss)	1.24%	.45%	.18%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$714	$866	$9,638	$6,236	$7,816

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0107	.0041	.001	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0008	–B	–B	–B
Total from investment operations	.0105	.0049	.001	–B	–B
Distributions from net investment income	(.0107)	(.0041)	(.001)	–B	–B
Distributions from net realized gain	–	(.0004)	–	–	–
Total distributions	(.0107)	(.0045)	(.001)	–B	–B
Net asset value, end of period	$1.0002	$1.0004	$1.00	$1.00	$1.00
Total ReturnC	1.06%	.49%	.06%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.28%	.20%	.19%
Expenses net of all reductions	.33%	.33%	.28%	.20%	.19%
Net investment income (loss)	1.09%	.30%	.09%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$39	$28	$245	$454	$419

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0097	.0031	–B	–B	–B
Net realized and unrealized gain (loss)	(.0001)	.0006	–B	–B	–B
Total from investment operations	.0096	.0037	–B	–B	–B
Distributions from net investment income	(.0097)	(.0031)	–B	–B	–B
Distributions from net realized gain	–	(.0002)	–	–	–
Total distributions	(.0097)	(.0033)	–B	–B	–B
Net asset value, end of period	$1.0003	$1.0004	$1.00	$1.00	$1.00
Total ReturnC	.97%	.37%	.04%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.31%	.20%	.19%
Expenses net of all reductions	.43%	.43%	.31%	.20%	.19%
Net investment income (loss)	.99%	.20%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$894	$1,011	$1,967

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0012	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0071	.0009	–B	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0012	–B	–B	–B
Total from investment operations	.0069	.0021	–B	–B	–B
Distributions from net investment income	(.0071)	(.0009)	–B	–B	–B
Total distributions	(.0071)	(.0009)	–B	–B	–B
Net asset value, end of period	$1.0010	$1.0012	$1.00	$1.00	$1.00
Total ReturnC	.71%	.21%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.58%	.33%	.20%	.18%
Expenses net of all reductions	.68%	.58%	.33%	.20%	.18%
Net investment income (loss)	.74%	.05%	.03%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$–E	$–E	$184	$207	$100

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0006	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0117	.0051	.001	–B	–B
Net realized and unrealized gain (loss)	(.0002)	.0007	–B	–B	–B
Total from investment operations	.0115	.0058	.001	–B	–B
Distributions from net investment income	(.0117)	(.0051)	(.001)	–B	–B
Distributions from net realized gain	–	–B	–	–	–
Total distributions	(.0117)	(.0052)C	(.001)	–B	–B
Net asset value, end of period	$1.0004	$1.0006	$1.00	$1.00	$1.00
Total ReturnD	1.16%	.58%	.12%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.20%	.19%
Expenses net of all reductions	.23%	.23%	.23%	.20%	.19%
Net investment income (loss)	1.19%	.40%	.13%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$31	$28	$771	$1,068	$1,173

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

Years ended March 31,	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0126	.0060	.002	.001	.001
Net realized and unrealized gain (loss)	(.0002)	.0006	–B	–B	–B
Total from investment operations	.0124	.0066	.002	.001	.001
Distributions from net investment income	(.0126)	(.0060)	(.002)	(.001)	(.001)
Distributions from net realized gain	–	(.0002)	–	–	–
Total distributions	(.0126)	(.0062)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.0002	$1.0004	$1.00	$1.00	$1.00
Total ReturnC	1.25%	.66%	.21%	.07%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.28%	.49%	.22%	.07%	.06%
Supplemental Data
Net assets, end of period (in millions)	$10,909	$9,346	$46,487	$32,529	$26,896

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	54.9
8 - 30	30.3
31 - 60	7.4
61 - 90	6.5
91 - 180	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Certificates of Deposit	26.3%
Commercial Paper	32.6%
U.S. Government Agency Debt	1.2%
Non-Negotiable Time Deposit	13.4%
Other Instruments	1.6%
Repurchase Agreements	24.8%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

3/31/18
Class I	1.73%
Class II	1.58%
Class III	1.48%
Select Class	1.68%
Institutional Class	1.77%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.70% for Class I, 1.56% for Class II, 1.46% for Class III, 1.65% for Select Class and 1.73% for Institutional Class.

Prime Reserves Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Certificate of Deposit - 26.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.8%
Citibank NA
6/13/18	2.20%	$25,000	$25,000
Wells Fargo Bank NA
4/20/18 to 8/17/18	1.86 to 2.00 (b)(c)	94,000	93,975
			118,975
London Branch, Eurodollar, Foreign Banks - 1.9%
Mizuho Bank Ltd. London Branch
4/5/18 to 6/27/18	1.80 to 2.43	51,000	50,874
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/11/18 to 5/29/18	1.80 to 2.10	29,000	29,001
			79,875
New York Branch, Yankee Dollar, Foreign Banks - 21.6%
Bank of Montreal
4/9/18 to 8/10/18	1.88 to 2.01 (b)(c)	154,000	153,982
Bank of Nova Scotia
4/10/18 to 7/13/18	1.84 to 1.95 (b)(c)	81,000	81,011
Bayerische Landesbank
5/2/18	2.20	44,000	44,008
Canadian Imperial Bank of Commerce
4/13/18 to 5/22/18	1.92 to 2.04 (b)(c)	45,000	45,007
Landesbank Baden-Wuerttemberg New York Branch
4/2/18 to 4/5/18	1.73	172,000	171,999
Mitsubishi UFJ Trust & Banking Corp.
5/16/18	1.97 (b)(c)	40,000	40,008
Mizuho Corporate Bank Ltd.
6/7/18	2.19	40,000	40,007
Natixis SA
6/5/18	2.15	42,000	42,009
Royal Bank of Canada
6/20/18 to 10/18/18	1.92 to 2.41 (b)(c)	120,000	119,958
Sumitomo Mitsui Banking Corp.
5/21/18 to 5/29/18	2.03 to 2.06 (b)(c)	100,000	99,987
Svenska Handelsbanken AB
7/2/18 to 9/27/18	1.83 to 2.27 (b)(c)	90,000	89,990
			927,966
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,126,870)			1,126,816

Financial Company Commercial Paper - 25.4%
ASB Finance Ltd. (London)
7/24/18	2.04 (b)(c)	42,000	41,987
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/3/18 to 6/29/18	1.87 to 2.52 (d)	75,000	74,768
Bayerische Landesbank
4/2/18 to 4/4/18	1.76	129,000	128,969
BNP Paribas Dublin Branch
4/2/18 to 4/4/18	1.73	79,000	78,997
BPCE SA
6/11/18 to 6/13/18	2.21 to 2.24	40,000	39,823
Caisse d'Amort de la Dette Sociale
4/17/18	1.75 (d)	63,000	62,940
Canadian Imperial Bank of Commerce
4/20/18 to 11/26/18	1.96 to 2.16 (b)(c)	145,000	144,867
Commonwealth Bank of Australia
7/5/18	1.86 (b)(c)	19,000	18,998
Credit Suisse AG
7/3/18 to 7/26/18	2.28 to 2.36 (b)	100,000	99,798
J.P. Morgan Securities, LLC
4/9/18 to 10/1/18	1.90 to 2.32 (b)(c)	120,000	120,027
Lam Research Corp.
4/3/18 to 4/11/18	2.30 to 2.42	5,000	4,998
Mitsubishi UFJ Trust & Banking Corp.
4/6/18 to 4/27/18	1.76 to 2.00	84,000	83,927
Sumitomo Mitsui Banking Corp.
6/5/18 to 6/6/18	2.16	14,000	13,944
Sumitomo Trust & Banking Co. Ltd.
4/25/18	1.76	40,000	39,953
The Toronto-Dominion Bank
8/17/18 to 10/9/18	1.93 to 2.07 (b)(c)	108,000	107,930
UBS AG London Branch
4/3/18	1.89 (b)(c)	25,000	25,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,087,122)			1,086,926

Asset Backed Commercial Paper - 3.4%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

6/7/18	2.16	13,000	12,946
6/8/18	2.17	8,000	7,966
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/10/18	1.76	8,000	7,997
4/9/18	1.77	4,000	3,998
4/9/18	1.76	4,000	3,998
5/22/18	2.04	50,000	49,848
6/13/18	2.26	15,000	14,930
6/5/18	2.19	11,000	10,956
6/7/18	2.19	3,000	2,987
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

4/16/18	1.76	3,000	2,998
4/18/18	1.76	6,000	5,995
4/18/18	1.76	6,000	5,995
4/19/18	1.76	3,000	2,997
4/9/18	1.76	7,000	6,996
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
6/21/18	2.35	3,000	2,984
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $143,607)			143,591

Non-Financial Company Commercial Paper - 3.8%
Bell Canada
4/2/18	1.88	7,000	6,998
Dominion Resources, Inc.
4/16/18 to 5/7/18	1.91 to 2.43	10,000	9,978
Duke Energy Corp.
4/4/18 to 4/5/18	2.25	12,000	11,996
Eversource Energy
4/2/18 to 4/4/18	2.25 to 2.30	12,000	11,997
Sempra Global
4/24/18	2.46	17,000	16,973
Tyson Foods, Inc.
4/3/18 to 4/10/18	1.88 to 2.25	24,000	23,990
UnitedHealth Group, Inc.
4/2/18 to 4/5/18	1.95 to 2.00	59,000	58,990
Verizon Communications, Inc.
4/2/18 to 4/25/18	2.10 to 2.35	21,500	21,492
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $162,425)			162,414

Other Instrument - 1.6%
Master Notes - 1.6%
Toyota Motor Credit Corp.
4/5/18
(Cost $70,000)	2.08 (b)(c)	70,000	70,000

U.S. Government Agency Debt - 1.2%
Federal Agencies - 1.2%
Federal Home Loan Bank
5/16/18
(Cost $49,891)	1.75	50,000	49,896

Non-Negotiable Time Deposit - 13.4%
Time Deposits - 13.4%
Australia & New Zealand Banking Group Ltd.
4/3/18 to 4/4/18	1.73	130,000	130,000
Barclays Bank PLC
4/2/18	1.80	139,000	139,000
BNP Paribas
4/3/18 to 4/4/18	1.73	86,000	86,001
Credit Agricole CIB
4/2/18 to 4/4/18	1.73	91,000	91,000
ING Bank NV
4/3/18 to 4/4/18	1.73	86,000	86,000
Skandinaviska Enskilda Banken AB
4/2/18	1.67	42,732	42,732
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $574,732)			574,733

U.S. Government Agency Repurchase Agreement - 3.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.81% dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations) #	$95,483	$95,464
With:
Barclays Capital, Inc. at 1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Government Obligations valued at $5,100,257, 3.50%, 1/1/48)	5,002	5,000
Nomura Securities International, Inc. at 1.8%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Government Obligations valued at $56,108,415, 0.00% - 6.25%, 11/15/19 - 11/20/65)	55,019	55,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $155,464)		155,464

U.S. Treasury Repurchase Agreement - 5.0%
In a joint trading account at 1.8% dated 3/30/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations) #	1,000	1,000
With:
BMO Capital Markets Corp. at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,102,606, 0.00% - 6.00%, 4/5/18 - 2/15/48)	5,002	5,000
BMO Harris Bank NA at 1.73%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,150,848, 3.38%, 5/15/44)	5,002	5,000
BNP Paribas, S.A. at:
1.77%, dated 3/28/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,980, 1.25% - 2.25%, 7/31/18 - 1/31/24)	9,006	9,000
1.79%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,980, 1.25% - 2.25%, 7/31/18 - 1/31/24)	9,003	9,000
Commerz Markets LLC at:
1.81%, dated 3/29/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,320,682, 2.00% - 4.00%, 8/15/18 - 2/15/46)	13,005	13,000
1.85%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $7,141,171, 2.00%, 6/30/24)	7,003	7,000
1.86%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $7,140,755, 1.38% - 3.75%, 3/31/21 - 2/15/46)	7,003	7,000
Deutsche Bank Securities, Inc. at 1.8%, dated 3/27/18 due 4/3/18
(Collateralized by U.S. Treasury Obligations valued at $10,201,607, 1.88%, 12/31/19)	10,004	10,000
(Collateralized by U.S. Treasury Obligations valued at $57,128,667, 1.50% - 2.13%, 10/31/19 - 8/15/21)	56,020	56,000
HSBC Securities, Inc. at 1.76%, dated 3/27/18 due 4/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,183,311, 1.75%, 10/31/20)	9,003	9,000
ING Financial Markets LLC at 1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,542,269, 3.00%, 5/15/47)	18,004	18,000
Nomura Securities International, Inc. at 1.8%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $68,346,877, 0.75% - 2.25%, 4/15/18 - 11/15/27)	67,023	67,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $216,000)		216,000

Other Repurchase Agreement - 16.2%
Other Repurchase Agreement - 16.2%
With:
BNP Paribas at 1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $19,951,004, 2.20% - 4.60%, 1/15/20 - 4/24/48)	19,004	19,000
Citigroup Global Markets, Inc. at:
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $14,040,739)	13,003	13,000
2.36%, dated:
2/28/18 due 4/30/18 (Collateralized by Equity Securities valued at $51,933,368)(b)(c)(e)	48,192	48,000
3/8/18 due 5/7/18 (Collateralized by Equity Securities valued at $45,420,557)(b)(c)(e)	42,165	41,999
2.71%, dated 2/20/18 due 5/21/18 (Collateralized by Mortgage Loan Obligations valued at $19,495,610, 3.43% - 6.73%, 8/14/31 - 6/25/58)	18,122	17,998
2.77%, dated 2/23/18 due 5/21/18 (Collateralized by Mortgage Loan Obligations valued at $6,497,452, 3.30% - 4.59%, 8/12/49 - 8/17/50)	6,040	6,000
Deutsche Bank AG at 1.93%, dated 3/29/18 due 4/2/18 (Collateralized by Municipal Bond Obligations valued at $19,951,070, 4.00% - 5.00%, 3/1/25 - 8/1/47)	19,004	19,000
HSBC Securities, Inc. at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $10,504,365, 4.30% - 5.15%, 12/15/47 - 2/14/50)	10,002	10,000
ING Financial Markets LLC at:
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $8,189,708, 2.26% - 6.75%, 3/28/19 - 5/15/87)	8,002	8,000
1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $17,280,947)	16,003	16,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $7,561,129, 2.95% - 7.45%, 5/15/19 - 11/1/35)	7,002	7,000
J.P. Morgan Securities, LLC at:
1.8%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $62,833,859, 2.27% - 7.61%, 1/15/33 - 11/15/56)	61,012	61,000
1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $32,962,321, 2.90% - 4.58%, 6/25/37 - 4/25/48)	32,012	32,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.88%, dated 3/28/18 due 4/4/18 (Collateralized by U.S. Government Obligations valued at $32,643,409, 2.50%, 5/1/30)	32,012	32,000
1.95%, dated 3/28/18 due 4/5/18 (Collateralized by Equity Securities valued at $10,801,170)	10,008	10,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.87%, dated 3/29/18 due 4/2/18 (Collateralized by Equity Securities valued at $20,521,078)	19,004	19,000
Mizuho Securities U.S.A., Inc. at:
1.86%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,200,547, 2.75%, 2/28/25)	10,002	10,000
1.93%, dated:
3/21/18 due 4/4/18 (Collateralized by Equity Securities valued at $7,563,707)	7,005	7,000
3/28/18 due 4/5/18 (Collateralized by Equity Securities valued at $10,801,227)	10,008	10,000
3/29/18 due 4/5/18 (Collateralized by Equity Securities valued at $10,800,602)	10,008	10,000
2.03%, dated 3/23/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,061,268, 3.63%, 2/15/20)	3,002	3,000
2.99%, dated 3/14/18 due 6/12/18 (Collateralized by Corporate Obligations valued at $7,570,047, 12.00%, 6/16/20)	7,052	7,001
RBS Securities, Inc. at 1.85%, dated 3/29/18 due 4/2/18 (Collateralized by U.S. Government Obligations valued at $64,263,040, 2.13%, 3/13/20)	63,013	63,000
Royal Bank of Canada at 1.92%, dated 3/8/18 due 4/5/18 (Collateralized by Corporate Obligations valued at $21,031,037, 1.95% - 2.25%, 3/3/21 - 3/15/22)	20,034	20,000
Societe Generale at:
1.81%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $167,445,930, 0.00% - 11.00%, 3/31/18 - 5/15/55)	161,032	161,000
1.96%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $41,706,410, 2.13% - 10.50%, 3/15/19 - 4/1/48)	39,008	39,000
Wells Fargo Securities, LLC at 1.88%, dated 3/29/18 due 4/2/18 (Collateralized by Corporate Obligations valued at $6,480,357, 0.25% - 3.50%, 2/1/19 - 2/1/26)	6,001	6,000
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $695,998)		695,998
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,282,109)		4,281,838
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,121
NET ASSETS - 100%		$4,287,959

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,708,000 or 3.2% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,000,000 due 4/02/18 at 1.80%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,000
$1,000
$95,464,000 due 4/02/18 at 1.81%
BNP Paribas, S.A.	19,742
BNY Mellon Capital Markets LLC	3,119
Bank of America NA	11,784
Citibank NA	9,097
HSBC Securities (USA), Inc.	9,815
J.P. Morgan Securities, Inc.	8,961
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,300
Mizuho Securities USA, Inc.	9,357
Wells Fargo Securities LLC	22,289
$95,464

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $1,067,462) — See accompanying schedule: Unaffiliated issuers (cost $4,282,109)		$4,281,838
Receivable for investments sold		39,943
Receivable for fund shares sold		8,003
Interest receivable		1,966
Prepaid expenses		2
Receivable from investment adviser for expense reductions		128
Total assets		4,331,880
Liabilities
Payable to custodian bank	$5
Payable for investments purchased	39,760
Payable for fund shares redeemed	3,401
Distributions payable	2
Accrued management fee	501
Distribution and service plan fees payable	1
Other affiliated payables	184
Other payables and accrued expenses	67
Total liabilities		43,921
Net Assets		$4,287,959
Net Assets consist of:
Paid in capital		$4,288,223
Accumulated undistributed net realized gain (loss) on investments		7
Net unrealized appreciation (depreciation) on investments		(271)
Net Assets		$4,287,959
Class I:
Net Asset Value, offering price and redemption price per share ($1,851,678.3 ÷ 1,851,481.4 shares)		$1.0001
Class II:
Net Asset Value, offering price and redemption price per share ($1,013.7 ÷ 1,013.6 shares)		$1.0001
Class III:
Net Asset Value, offering price and redemption price per share ($1,011.8 ÷ 1,011.8 shares)		$1.0000
Select Class:
Net Asset Value, offering price and redemption price per share ($4,845.8 ÷ 4,845.3 shares)		$1.0001
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,429,409.0 ÷ 2,429,163.8 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest (including $96 from affiliated interfund lending)		$44,089
Expenses
Management fee	$4,213
Transfer agent fees	1,263
Distribution and service plan fees	8
Accounting fees and expenses	274
Custodian fees and expenses	91
Independent trustees' fees and expenses	9
Registration fees	219
Audit	49
Legal	4
Miscellaneous	6
Total expenses before reductions	6,136
Expense reductions	(1,440)	4,696
Net investment income (loss)		39,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9
Total net realized gain (loss)		9
Change in net unrealized appreciation (depreciation) on investment securities		(405)
Net increase in net assets resulting from operations		$38,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	For the period June 2, 2016 (commencement of operations) to March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,393	$3,795
Net realized gain (loss)	9	1
Change in net unrealized appreciation (depreciation)	(405)	134
Net increase in net assets resulting from operations	38,997	3,930
Distributions to shareholders from net investment income	(39,392)	(3,795)
Share transactions - net increase (decrease)	2,780,285	1,507,934
Total increase (decrease) in net assets	2,779,890	1,508,069
Net Assets
Beginning of period	1,508,069	–
End of period	$4,287,959	$1,508,069

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

Years ended March 31,	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0123	.0047
Net realized and unrealized gain (loss)	(.0001)	.0002
Total from investment operations	.0122	.0049
Distributions from net investment income	(.0123)	(.0047)
Total distributions	(.0123)	(.0047)
Net asset value, end of period	$1.0001	$1.0002
Total ReturnC,D	1.23%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.22%	.25%F
Expenses net of fee waivers, if any	.18%	.18%F
Expenses net of all reductions	.18%	.18%F
Net investment income (loss)	1.29%	.68%F
Supplemental Data
Net assets, end of period (in millions)	$1,852	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

Years ended March 31,	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0108	.0034
Net realized and unrealized gain (loss)	(.0001)	.0002
Total from investment operations	.0107	.0036
Distributions from net investment income	(.0108)	(.0034)
Total distributions	(.0108)	(.0034)
Net asset value, end of period	$1.0001	$1.0002
Total ReturnC,D	1.08%	.36%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.56%F
Expenses net of fee waivers, if any	.33%	.33%F
Expenses net of all reductions	.33%	.33%F
Net investment income (loss)	1.14%	.53%F
Supplemental Data
Net assets, end of period (in millions)	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

Years ended March 31,	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0098	.0026
Net realized and unrealized gain (loss)	(.0002)	.0002
Total from investment operations	.0096	.0028
Distributions from net investment income	(.0098)	(.0026)
Total distributions	(.0098)	(.0026)
Net asset value, end of period	$1.0000	$1.0002
Total ReturnC,D	.97%	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.47%	.66%F
Expenses net of fee waivers, if any	.43%	.43%F
Expenses net of all reductions	.43%	.43%F
Net investment income (loss)	1.03%	.43%F
Supplemental Data
Net assets, end of period (in millions)	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

Years ended March 31,	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0118	.0043
Net realized and unrealized gain (loss)	(.0001)	.0002
Total from investment operations	.0117	.0045
Distributions from net investment income	(.0118)	(.0043)
Total distributions	(.0118)	(.0043)
Net asset value, end of period	$1.0001	$1.0002
Total ReturnC,D	1.18%	.45%
Ratios to Average Net AssetsE
Expenses before reductions	.27%	.45%F
Expenses net of fee waivers, if any	.23%	.23%F
Expenses net of all reductions	.23%	.23%F
Net investment income (loss)	1.24%	.63%F
Supplemental Data
Net assets, end of period (in millions)	$5	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

Years ended March 31,	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0127	.0050
Net realized and unrealized gain (loss)	(.0001)	.0002
Total from investment operations	.0126	.0052
Distributions from net investment income	(.0127)	(.0050)
Total distributions	(.0127)	(.0050)
Net asset value, end of period	$1.0001	$1.0002
Total ReturnC,D	1.27%	.52%
Ratios to Average Net AssetsE
Expenses before reductions	.19%	.24%F
Expenses net of fee waivers, if any	.14%	.14%F
Expenses net of all reductions	.14%	.14%F
Net investment income (loss)	1.33%	.72%F
Supplemental Data
Net assets, end of period (in millions)	$2,429	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2018

Days	% of fund's investments 3/31/18
1 - 7	73.1
8 - 30	1.3
31 - 60	6.0
61 - 90	7.2
91 - 180	9.2
> 180	3.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Variable Rate Demand Notes (VRDNs)	28.8%
Tender Option Bond	35.3%
Other Municipal Security	28.9%
Investment Companies	6.0%
Net Other Assets (Liabilities)	1.0%

Current 7-Day Yields

3/31/18
Class I	1.25%
Class II	1.10%
Class III	1.00%
Select Class	1.20%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2018, the most recent period shown in the table, would have been 1.22% for Class I, 1.08% for Class II, 0.98% for Class III and 1.17% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments March 31, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 28.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.83% 4/2/18, VRDN(a)	$35,600	$35,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 1.65% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,335	6,335
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.69% 4/5/18, VRDN (a)	9,150	9,150
Series 2009, 1.83% 4/2/18, VRDN(a)	14,450	14,450
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.8% 4/2/18, VRDN(a)	4,000	4,000
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Co. Proj.) Series 2011 H, 1.65% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000	5,000
(Hunt Refining Proj.):
Series 2011 A, 1.65% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,300	21,299
Series 2011 I, 1.61% 4/5/18, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
West Jefferson Indl. Dev. Series 2008, 1.69% 4/5/18, VRDN (a)	6,300	6,300
		103,734
Alaska - 1.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55% 4/5/18, VRDN (a)	28,200	28,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.6% 4/5/18, VRDN (a)	33,100	33,100
Series 1994 C, 1.68% 4/5/18, VRDN (a)	10,800	10,800
Series 2002, 1.55% 4/5/18, VRDN (a)	8,200	8,200
		80,300
Arizona - 0.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 1.53% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	6,280	6,280
(Catholic Healthcare West Proj.) Series 2009 F, 1.72% 4/5/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,100	15,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.62% 4/5/18, VRDN (a)	1,100	1,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.63% 4/5/18, LOC Bank of America NA, VRDN (a)	1,000	1,000
		23,480
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.65% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 C, 1.7% 4/5/18 (Liquidity Facility Bank of America NA), VRDN (a)(c)	42,505	42,505
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.65% 4/5/18, LOC Bank of America NA, VRDN (a)	33,085	33,085
Connecticut Hsg. Fin. Auth. Series E 3, 1.63% 4/5/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,175	10,175
		85,765
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.59% 4/5/18, VRDN (a)	6,550	6,550
Series 1999 A, 1.6% 4/5/18, VRDN (a)	1,900	1,900
		8,450
District Of Columbia - 0.1%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.68% 4/5/18, LOC Freddie Mac, VRDN (a)	3,000	3,000
Florida - 1.6%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.74% 4/2/18, VRDN(a)	12,900	12,900
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.74% 4/2/18, VRDN(a)	3,200	3,200
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.7% 4/2/18, VRDN(a)	32,400	32,400
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 1.6% 4/5/18, LOC Northern Trust Co., VRDN (a)	9,900	9,900
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 1.61% 4/5/18, LOC MUFG Union Bank NA, VRDN (a)	12,300	12,300
		70,700
Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.85% 4/2/18, VRDN(a)	3,800	3,800
First Series 2009, 1.83% 4/2/18, VRDN(a)	20,425	20,425
Second Series 1995, 1.84% 4/2/18, VRDN(a)	11,300	11,300
Effingham County Indl. Dev. Auth. Poll Cont. 1.86% 4/2/18, VRDN(a)	6,370	6,370
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.84% 4/2/18, VRDN(a)	5,600	5,600
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.84% 4/2/18, VRDN(a)	9,000	9,000
Series 2008, 1.84% 4/2/18, VRDN(a)	28,040	28,040
Paulding County Hosp. Auth. Rev. Series 2012 B, 1.63% 4/5/18, LOC Bank of America NA, VRDN (a)	29,000	29,000
		113,535
Illinois - 4.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.53% 4/5/18, LOC Bank of America NA, VRDN (a)	1,725	1,725
Illinois Dev. Fin. Auth. Rev. (Var-Sinai Cmnty. Inst Proj.) Series 1997, 1.52% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1.53% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	3,300	3,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 1.64% 4/5/18, LOC Barclays Bank PLC, VRDN (a)	18,425	18,425
Series 2008 B, 1.64% 4/5/18, LOC Barclays Bank PLC, VRDN (a)	27,155	27,155
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.62% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
(OSF Healthcare Sys. Proj.) Series 2009 C, 1.6% 4/5/18, LOC Wells Fargo Bank NA, VRDN (a)	8,900	8,900
(The Carle Foundation Proj.):
Series 2009 C, 1.64% 4/5/18, LOC Northern Trust Co., VRDN (a)	1,500	1,500
Series 2009 E, 1.64% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	8,900	8,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 1.63% 4/5/18, LOC Bank of America NA, VRDN (a)	4,225	4,225
Series 2007 A 2B, 1.63% 4/5/18, LOC PNC Bank NA, VRDN (a)	34,100	34,100
Series 2007 A 2C, 1.67% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,175	20,175
Series 2007 A-2A, 1.64% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,140	21,140
Series 2007 A1, 1.67% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	50,300	50,300
		208,945
Indiana - 0.7%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.55% 4/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	31,240	31,240
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.74% 4/5/18, VRDN (a)	1,200	1,200
Series I, 1.74% 4/5/18, VRDN (a)	500	500
		32,940
Iowa - 0.8%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.55% 4/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	20,000	20,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.62% 4/5/18, VRDN (a)	13,800	13,800
		33,800
Louisiana - 2.9%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 1.53% 4/5/18, VRDN (a)	11,000	11,000
Series 2009 A, 1.53% 4/5/18, VRDN (a)	21,800	21,800
(Christus Health Proj.) Series 2009 B1, 1.62% 4/5/18, LOC Bank of New York, New York, VRDN (a)	7,210	7,210
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.8% 4/5/18, VRDN (a)	2,300	2,300
Series 2010 B1, 1.8% 4/5/18, VRDN (a)	10,400	10,400
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.62% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.62% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.62% 4/5/18, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
		129,210
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.62% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	35,200	35,200
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 1.67% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	500	500
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.62% 4/5/18, LOC Bank of New York, New York, VRDN (a)	4,185	4,185
		4,685
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.67% 4/5/18, LOC Bank of America NA, VRDN (a)	15,550	15,550
Nevada - 1.0%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.53% 4/5/18, LOC Bank of America NA, VRDN (a)	11,660	11,660
Reno Cap. Impt. Rev. Series 2005 A, 1.63% 4/5/18, LOC Bank of America NA, VRDN (a)	25,045	25,045
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.6% 4/5/18, LOC MUFG Union Bank NA, VRDN (a)	10,000	10,000
		46,705
New York - 0.1%
New York Hsg. Fin. Agcy. Rev. Series 2010 A:
1.58% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
1.58% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
		3,900
North Carolina - 1.4%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.63% 4/5/18, LOC Rabobank Nederland New York Branch, VRDN (a)	13,190	13,190
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.67% 4/5/18, LOC Cr. Industriel et Commercial, VRDN (a)	49,950	49,950
		63,140
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.55% 4/5/18, VRDN (a)	33,300	33,300
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.65% 4/5/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	13,075	13,075
		46,375
Oregon - 0.3%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 1.6% 4/5/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	14,400	14,400
Pennsylvania - 0.4%
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 1.64% 4/5/18, LOC PNC Bank NA, VRDN (a)	2,100	2,100
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.46% 4/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.64% 4/5/18, LOC PNC Bank NA, VRDN (a)	7,100	7,100
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.65% 4/5/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,800	9,800
		19,505
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.68% 4/5/18, LOC Bank of America NA, VRDN (a)	1,425	1,425
Series 2005, 1.73% 4/2/18, LOC Bank of America NA, VRDN(a)	2,000	2,000
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 1.63% 4/5/18, LOC PNC Bank NA, VRDN (a)	4,150	4,150
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.68% 4/5/18, LOC Bank of America NA, VRDN (a)	4,720	4,720
		12,295
Texas - 1.5%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 1.6% 4/5/18, VRDN (a)	4,000	4,000
Series 2016 E, 1.6% 4/5/18, VRDN (a)	16,800	16,800
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.69% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,925	4,925
Harris County Hosp. District Rev. Series 2010, 1.62% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	1,980	1,980
Houston Arpt. Sys. Rev. Series 2010, 1.62% 4/5/18, LOC Barclays Bank PLC, VRDN (a)	29,635	29,635
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.66% 4/5/18 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.66% 4/5/18 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.66% 4/5/18 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.66% 4/5/18 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, 1.62% 4/5/18, LOC Bank of New York, New York, VRDN (a)	4,700	4,700
		69,040
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.64% 4/5/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	12,880	12,880
Virginia - 0.0%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.69% 4/5/18, LOC Bank of America NA, VRDN (a)	485	485
Washington - 0.7%
King County Swr. Rev. Series 2001 A, 1.5% 4/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000	4,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.64% 4/5/18, LOC Freddie Mac, VRDN (a)	23,090	23,090
(Willow Tree Grove Apts. Proj.) Series 2011, 1.65% 4/5/18, LOC Freddie Mac, VRDN (a)	5,070	5,070
		32,160
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 1.59% 4/5/18, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 1.65% 4/5/18, LOC JPMorgan Chase Bank, VRDN (a)	8,590	8,590
Wyoming - 0.1%
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.6% 4/5/18, VRDN (a)	1,400	1,400
(Pacificorp Projs.) Series 1992, 1.71% 4/5/18, VRDN (a)	1,000	1,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 4/5/18, VRDN (a)	600	600
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.71% 4/5/18, VRDN (a)	2,200	2,200
		5,200
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,292,569)		1,292,569

Tender Option Bond - 35.3%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975	6,975
Arizona - 1.5%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000	1,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	17,200	17,200
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series Floaters YX 10 32, 1.6% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	16,350	16,350
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.63%, tender 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,120	1,120
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,720	2,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 16 XM 02 45, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.6% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,995	4,995
		65,585
California - 0.8%
California Gen. Oblig. Participating VRDN Series DB XF 1041, 1.62% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,400	8,400
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.62% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,575	17,575
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.74% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	1,790	1,790
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 1.61% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	4,980	4,980
		34,145
Colorado - 1.5%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	745	745
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.68% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,200	1,200
Series ZF 04 17, 1.7% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	300	300
Colorado Hsg. & Fin. Auth. Participating VRDN Series 2018 E-112, 1.63% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,000	3,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.63% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,500	2,500
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.64% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	900	900
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.73%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,200	2,200
Participating VRDN Series Floaters XM 03 85, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,850	1,850
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	32,950	32,950
Series XM 03 05, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,300	6,300
		65,895
Connecticut - 1.3%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,575	3,575
Series Floaters 014, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	5,800	5,800
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	45,250	45,250
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.64% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
		57,025
District Of Columbia - 1.2%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.65% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	525	525
Participating VRDN:
Series Floaters E 108, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,995	8,995
Series Floaters E 109, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,700	6,700
Series Floaters YX 10 39, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,755	7,755
Series Floaters XM 04 37, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,700	18,700
Series XF 23 41, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,385	1,385
		51,915
Florida - 2.0%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,900	4,900
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	16,995	16,995
Participating VRDN Series Floaters 004, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	16,100	16,100
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.73%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	800	800
Series Solar 0054, 1.73%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.61% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,695	3,695
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.73%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,990	1,990
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.63%, tender 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,100	1,100
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.73%, tender 5/10/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,800	4,800
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.64% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.64% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	10,735	10,735
Series XM 04 70, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,530	10,530
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,670	1,670
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2214, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
		90,175
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.64% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	900	900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,470	7,470
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 1.62% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
		22,070
Hawaii - 0.3%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.63%, tender 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	995	995
Participating VRDN Series Floaters XM 04 29, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.61% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,550	6,550
		14,210
Illinois - 3.9%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	19,600	19,600
Series Floaters 006, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	12,900	12,900
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,635	9,635
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.73% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.64% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Series 17 XM 0492, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
Series Floaters XF 25 00, 1.64% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,400	1,400
Series Floaters XF 25 35, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,200	3,200
Series Floaters XG 01 22, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,335	7,335
Series Floaters XM 05 19, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series MS 3332, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	400	400
Series Putters 0022, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,795	3,795
Series XF 23 38, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,975	2,975
Series XL 00 21, 1.6% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,950	3,950
Series ZF 04 78, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,425	10,425
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.63% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,600	8,600
Series Floaters XL 00 54, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,400	10,400
Series Floaters XX 10 81, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,300	5,300
Series Floaters YX 10 72, 1.64% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,510	9,510
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.66% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 15 XF2202, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,150	1,150
Series 15 XM 0078, 1.63% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,180	5,180
Series Floaters E100, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada)(a)(d)	21,425	21,425
Series Floaters XL 00 41, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,040	10,040
Series XF 23 98, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,780	2,780
Series ZF 24 03, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	6,665	6,665
Series ZF 24 04, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,635	1,635
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.64% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	500	500
		177,250
Indiana - 0.9%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.65% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,500	3,500
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	35,300	35,300
		38,800
Iowa - 0.4%
Iowa Fin. Auth. Rev. Participating VRDN Series Floaters 007, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,500	18,500
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	4,035	4,035
Series XF 10 51, 1.63% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,300	2,300
		6,335
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.64% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,900	1,900
		13,300
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.63% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	10,100	10,100
Series Floaters XF 24 91, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,400	3,400
Series Floaters XG 01 50, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,560	3,560
		19,260
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.6% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	11,900	11,900
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,600	3,600
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,750	3,750
		19,250
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.63%, tender 4/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	6,200	6,200
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.76%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,175	1,175
		7,375
Michigan - 1.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,200	6,200
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	300	300
Series Floaters XM 04 65, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.63% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Series 16 XM0223, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series Floaters XF 05 95, 1.41% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	1,700	1,700
Series Floaters XF 05 96, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,775	3,775
Series Floaters XG 01 58, 1.41% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	1,900	1,900
Series XX 1043, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,110	2,110
Michigan St Hsg. Dev. Auth. Singl Participating VRDN:
Series Floaters 008, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	11,230	11,230
Series Floaters 017, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,850	9,850
Univ. of Michigan Rev. Participating VRDN Series Floaters ZF 05 90, 1.61% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,365	2,365
		52,465
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC)(a)(d)	5,575	5,575
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
Series Floaters XM 05 75, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,800	3,800
		14,175
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	12,300	12,300
Nebraska - 0.5%
Douglas County School District #1:
Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.63%, tender 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,640	1,640
Participating VRDN Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.6% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	16,900	16,900
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.65% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,600	2,600
Series Floaters XX 10 04, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,800	1,800
		22,940
Nevada - 0.5%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.63%, tender 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 6/21/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	995	995
Participating VRDN ROC II R 11836, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,450	3,450
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Series ZF 04 79, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,600	4,600
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,185	2,185
		24,495
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,412	4,412
New Jersey - 1.8%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	34,495	34,495
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	39,800	39,800
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.75% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	500	500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.63% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,400	2,400
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.64% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,760	1,760
		80,455
New York - 3.0%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters XF 05 88, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,100	8,100
Series Floaters ZF 05 31, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,030	13,030
Series Putters 15 XM0002, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,520	9,520
Series ROC II R 11930, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	7,400	7,400
Series ROC II R 14022, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.62% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,100	6,100
Series Floaters XF 05 25, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,320	15,320
Series ROC II R 14005, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Series XF 0291, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000	15,000
Series XF 22 68, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.6% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series XM 04 76, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,195	2,195
		136,175
North Carolina - 1.7%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.61% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 24 90, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,550	3,550
Series Floaters ZM 05 34, 1.61% 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Series 16 XF 0290, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,255	1,255
Series EGL 14 0050, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Series EGL 14 0051, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	9,500	9,500
Series EGL 14 0052, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,850	2,850
Series Floaters XL 00 55, 1.6% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,880	9,880
Series MS 15 ZM0105, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,185	2,185
Series ROC II R 11850, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 1.6% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,625	7,625
		74,945
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, SIFMA Municipal Swap Index + 0.200% 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000	3,000
Ohio - 1.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.64% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	900	900
Lakewood City School District Bonds Series Solar 0067, 1.73%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,915	1,915
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,500	6,500
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,880	1,880
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,100	1,100
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,975	14,975
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	17,000	17,000
		44,270
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.64% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,365	3,365
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.24%, tender 5/24/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
		3,960
Oregon - 0.1%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.73%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	885	885
		5,685
Pennsylvania - 2.0%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	4,200	4,200
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Floaters XM 06 13, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,525	1,525
Series Floaters YX 10 49, 1.6% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,275	4,275
Series Putters 0047, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN Series 16 ZF0424, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000	3,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	11,600	11,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,595	2,595
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	30,500	30,500
Series XX 10 44, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000	3,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.61%, tender 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	20,970	20,970
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,695	2,695
		89,860
South Carolina - 0.3%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	600	600
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.61% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.73%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,100	1,100
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,750	6,750
Series Floaters XG 01 49, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,800	3,800
		13,845
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100	1,100
Series Floaters XL 00 62, 1.64% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.68% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Floaters XM 04 46, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
		6,200
Texas - 3.1%
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2017 XM 0496, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,335	3,335
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.62%, tender 4/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,485	10,485
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.73%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	780	780
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.62% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	1,600	1,600
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,800	6,800
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,391	2,391
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,900	1,900
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.61% 4/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.63% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 16 ZF 0282, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	7,760	7,760
Series XY1001, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,100	2,100
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.63% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,150	4,150
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 1.62% 4/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series Floaters XM 04 04, 1.61% 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,500	7,500
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters ZM 05 87, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,875	1,875
		140,611
Utah - 0.3%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.63% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,100	4,100
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 1.61% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,660	2,660
		12,290
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	655	655
Virginia - 1.0%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series MS 3309, 1.61% 4/5/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	6,660	6,660
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.73%, tender 5/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.73%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.62% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,315	1,315
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	17,690	17,690
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Participating VRDN Series 15 ZF0173, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.61% 4/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	495	495
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		45,570
Washington - 1.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	8,655	8,655
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.63% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.62% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Putters 15 XM0012, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,538	2,538
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.73%, tender 6/28/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,700	1,700
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 5/31/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	600	600
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 4/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,185	1,185
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.61% 4/5/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,250	1,250
Series 16 XM0219, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335	4,335
Series Floaters XF 06 11, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800	3,800
Series Floaters XF 25 39, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Series MS 33 864X, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,700	1,700
Series ROC II R 14074, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Series XF 0294, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000	6,000
1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,605	10,605
Series 15 XF0148, 1.61% 4/5/18 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series Floaters XF 25 27, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,875	1,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.61% 4/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,530	2,530
		77,053
Wisconsin - 0.2%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.73%, tender 6/14/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.76% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,455	1,455
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.76% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 25 41, 1.61% 4/5/18 (Liquidity Facility Citibank NA) (a)(d)	1,700	1,700
Series Floaters XG 00 72, 1.65% 4/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	700	700
Series XM 04 79, 1.61% 4/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,500	4,500
		9,855
TOTAL TENDER OPTION BOND
(Cost $1,586,616)		1,586,616

Other Municipal Security - 28.9%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.24% 6/1/18, CP	7,200	7,200
1.26% 4/4/18, CP	1,100	1,100
1.3% 6/18/18, CP	1,600	1,600
1.32% 7/6/18, CP	5,300	5,300
1.44% 8/1/18, CP	5,100	5,100
		20,300
Alaska - 0.4%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	18,275	18,481
Arizona - 0.3%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	4,700	4,742
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.2% 4/4/18, CP	8,000	8,000
		12,742
California - 0.6%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,790	5,790
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,510	2,510
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	3,900	3,906
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	11,000	11,000
Sacramento Muni. Util. District Elec. Rev. Series L1, 1.37% 6/5/18, LOC Barclays Bank PLC, CP	5,400	5,400
		28,606
Colorado - 0.0%
Colorado Gen. Fdg. Rev. TRAN Series 2017 A, 4% 6/27/18	625	629
Colorado Springs Utils. Rev. Series A, 1.37% 4/5/18, LOC Bank of America NA, CP	1,000	1,000
		1,629
Connecticut - 2.1%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	2,600	2,605
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,100	2,113
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,000	3,016
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	53,900	54,752
Bonds:
Series 2018 A, 5% 4/15/19 (c)	1,700	1,753
Series 2018 B, 5% 4/15/19 (c)	6,600	6,804
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,525	2,547
Series S1, 1.12% tender 4/3/18, CP mode	2,100	2,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2014 A, 4% 9/1/18	5,480	5,536
Series 2018 A, 4% 1/1/19	1,100	1,119
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	3,100	3,110
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	4,000	4,005
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,200	2,212
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18 (c)	2,400	2,412
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	600	603
		94,687
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 1.25% tender 4/9/18, LOC JPMorgan Chase Bank, CP mode	5,100	5,100
Washington Convention & Sports Auth. Bonds Series 2018 A, 3% 10/1/18	14,020	14,132
		19,232
Florida - 2.0%
Broward County School District TAN Series 2017, 2% 6/15/18	1,935	1,937
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 1.21% 4/4/18, LOC JPMorgan Chase Bank, CP	15,600	15,600
Series 2011 A1, 1.3% 5/2/18, LOC JPMorgan Chase Bank, CP	35,700	35,700
Jacksonville Gen. Oblig. Series 04A, 1.36% 4/4/18, LOC Bank of America NA, CP	3,600	3,600
Miami-Dade County School Board Ctfs. of Prtn. Bonds:
(Miami-Dade County School District Proj.):
Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	5,100	5,117
Series 2015 A, 5% 5/1/18	3,525	3,535
(Miami-Dade County School District) Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	5,550	5,568
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.43% 6/7/18, LOC Barclays Bank PLC, CP	3,600	3,600
Series B1, 1.4% 5/10/18, LOC Sumitomo Mitsui Banking Corp., CP	2,000	2,000
Palm Beach Fla Series 2018, 1.3% 4/5/18, LOC Citibank NA, CP	2,700	2,700
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 10/25/18 (a)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.83%, tender 10/25/18 (a)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 10/25/18 (a)(e)	5,300	5,300
		89,457
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series D1:
1.3% 6/18/18, LOC Bank of America NA, CP	7,900	7,900
1.35% 6/18/18, LOC Bank of America NA, CP	1,010	1,010
1.52% 6/18/18, LOC Bank of America NA, CP	900	900
Series D3, 1.3% 6/18/18, LOC Bank of America NA, CP	1,300	1,300
Series E1:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,935	3,935
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,935	3,935
1.4% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,013	1,013
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	500	500
1.52% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	500	500
Series E3:
1.31% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,498	1,498
1.4% 6/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1, 1.2% 4/2/18, LOC PNC Bank NA, CP	16,400	16,400
Series 15A2, 1.2% 4/2/18, LOC Wells Fargo Bank NA, CP	2,515	2,515
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85 A, 1.16% tender 4/5/18, LOC Barclays Bank PLC, CP mode	5,100	5,100
Series B, 1.17% 4/16/18, LOC PNC Bank NA, CP	9,400	9,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	15,985	15,985
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 6/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	11,130	11,130
		83,121
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	2,195	2,215
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	26,265	26,426
Idaho Health Facilities Auth. Rev. Bonds (Trinity Health Group Proj.) 2008 B, 6.25% 12/1/18 (Pre-Refunded to 12/1/18 @ 100)	1,535	1,584
		28,010
Illinois - 1.0%
Chicago O'Hare Int'l. Arpt. Rev.:
Series B2, 1.37% 6/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,100	4,100
Series C2, 1.38% 6/14/18, LOC Barclays Bank PLC, CP	1,300	1,300
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.38% 4/3/18, LOC PNC Bank NA, CP	2,800	2,800
Series LOY, 1.32% 7/6/18, LOC PNC Bank NA, CP	4,400	4,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 10/25/18 (a)(e)	600	600
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	3,200	3,245
(Hosp. Sisters Svcs., Inc.) Series 2018, 1.38% tender 4/3/18, CP mode	5,000	5,000
Series 12H:
1.18% tender 4/4/18, CP mode	4,800	4,800
1.33% tender 6/5/18, CP mode	1,300	1,300
Series 12I:
1.3% tender 5/21/18, CP mode	3,200	3,200
1.33% tender 6/5/18, CP mode	5,500	5,500
Series 2012 H, 1.4% tender 8/6/18, CP mode	8,085	8,085
		44,330
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.22% 4/5/18, LOC JPMorgan Chase Bank, CP	11,700	11,700
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	2,600	2,600
Maryland - 0.5%
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	1,200	1,214
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.33%, tender 6/1/18 (a)	23,200	23,200
		24,414
Massachusetts - 0.4%
Massachusetts Gen. Oblig.:
Bonds Series 2017 A, 2.05% 2/1/19 (a)(e)	5,900	5,909
RAN Series 2017 B, 2% 5/21/18	2,000	2,002
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1.25% tender 4/12/18, CP mode	2,700	2,700
1.27% tender 4/2/18, CP mode	5,600	5,600
		16,211
Michigan - 1.1%
Michigan Bldg. Auth. Rev. Series 7, 1.24% 5/10/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	7,300	7,300
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 1.33%, tender 6/1/18 (a)	12,600	12,600
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F1, 2%, tender 5/30/18 (a)	1,095	1,096
Univ. of Michigan Rev.:
Bonds:
Series 09B, 1.26% tender 6/1/18, CP mode	1,500	1,500
Series 2009 B, 1.38% tender 7/2/18, CP mode	2,150	2,150
Series K1:
1.2% 4/2/18, CP	5,000	5,000
1.25% 4/3/18, CP	1,900	1,900
1.31% 6/4/18, CP	5,100	5,100
Series K2:
1.34% 11/30/18, CP	12,000	12,000
1.35% 12/7/18, CP	2,500	2,500
		51,146
Minnesota - 0.4%
Minneapolis Health Care Sys. Rev. Bonds (Fairview Hsp & Hltcare Srv Sys.) Series 2008 A, 6.75% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	1,000	1,032
Univ. of Minnesota Gen. Oblig.:
Series 17F:
1.22% 5/22/18, CP	5,000	5,000
1.26% 6/1/18, CP	1,500	1,500
Series 2007 C, 1.31% 6/1/18, CP	5,100	5,100
Series D, 1.38% 7/2/18, CP	3,400	3,400
Univ. of Minnesota Rev.:
Series 2018 A, 1.44% 4/2/18, CP	200	200
Series A, 1.07% 4/2/18, CP	3,000	3,000
		19,232
Missouri - 0.3%
Curators of the Univ. of Missouri Series A, 1.25% 6/4/18, CP	14,400	14,400
Montana - 0.2%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	4,460	4,460
Series 2017:
1.65%, tender 3/1/19 (a)	1,925	1,925
1.65%, tender 3/1/19 (a)	2,680	2,680
		9,065
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2018 A:
1.36% 4/4/18, CP	3,000	3,000
1.36% 4/5/18, CP	2,800	2,800
Series A:
1.2% 4/3/18, CP	3,170	3,170
1.22% 5/22/18, CP	14,300	14,300
1.32% 7/6/18, CP	1,900	1,900
1.33% 6/5/18, CP	6,900	6,900
1.34% 6/4/18, CP	5,355	5,355
1.38% 7/2/18, CP	3,500	3,500
		40,925
Nevada - 0.2%
Clark County School District Bonds:
Series 2014 B, 5% 6/15/18	3,500	3,525
Series 2015 A, 5% 6/15/18	1,000	1,008
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2018, 1.36% 4/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,250	3,250
		7,783
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co.) Series 1990 B, 1.38% tender 4/11/18, CP mode	7,900	7,900
New Jersey - 0.8%
Bloomfield Township Gen. Oblig. BAN Series 2018:
1.75% 4/12/18	5,300	5,300
3% 4/9/19 (c)	1,200	1,214
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,400	1,410
Camden County BAN Series 2017 A, 3% 10/25/18	3,700	3,736
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	1,900	1,900
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	13,000	13,134
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	2,500	2,520
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	7,800	7,858
		37,072
New York - 0.9%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	2,700	2,710
New York City Trust For Cultural Bonds (American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.4%, tender 10/9/18 (a)(e)	7,325	7,325
New York Pwr. Auth.:
Series 1, 1.6% 4/11/18, CP	2,500	2,500
Series 2, 1.33% 4/12/18, CP	5,600	5,600
Westchester County Gen. Oblig.:
BAN Series A, 3% 12/14/18	1,300	1,314
TAN Series 2018, 2% 5/29/18	22,500	22,526
		41,975
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	8,300	8,519
North Carolina Gen. Oblig. Bonds Series 2014 A, 5% 6/1/18	2,400	2,415
		10,934
Ohio - 0.7%
Brunswick Ohio City School District BAN Series 2018, 2.5% 5/31/18	2,500	2,504
Butler County Gen. Oblig. BAN:
Series 2017, 2.5% 7/26/18	6,380	6,397
Series 2018, 3% 1/24/19	1,500	1,517
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	700	700
Geauga County Ohio Pub. Libr BAN Series 2017, 2.25% 6/28/18 (Ohio Gen. Oblig. Guaranteed)	3,900	3,908
Lucas County Gen. Oblig. BAN Series 2017, 2% 7/11/18	1,200	1,201
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	800	801
Ohio Higher Edl. Facility Commission Rev. Bonds:
(the Cleveland Clinic Foundation):
Series 2018 B-5, 1.36% tender 4/5/18, CP mode	3,100	3,100
Series 2018 B-6, 1.36% tender 4/5/18, CP mode	4,600	4,600
Series 08B5, 1.29% tender 4/12/18, CP mode	4,200	4,200
		28,928
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.3% 5/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,800	2,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.93%, tender 10/25/18 (a)(e)	1,705	1,705
		4,505
Oregon - 0.1%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	5,800	5,896
Pennsylvania - 0.3%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A, 5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	600	610
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/18	3,645	3,679
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	600	605
Series 2012, 5% 7/1/18	780	787
Philadelphia Gen. Oblig. TRAN Series 2017 A, 2% 6/29/18	3,300	3,305
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	2,500	2,520
		11,506
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,100	2,161
Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.3% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,300	5,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.22% 4/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
1.52% 5/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,100	6,100
Series B2:
1.18% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	2,200	2,200
1.19% 4/2/18 (Liquidity Facility MUFG Union Bank NA), CP	2,200	2,200
1.34% 5/31/18 (Liquidity Facility MUFG Union Bank NA), CP	2,300	2,300
		23,900
Texas - 8.6%
Austin Elec. Util. Sys. Rev.:
Bonds 0% 5/15/18	5,100	5,092
Series A:
1.2% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
1.22% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,070	4,070
1.22% 4/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	23,700	23,700
Fort Bend Independent School District Series 2018:
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
1.35% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
1.54% 6/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.78%, tender 10/25/18 (a)(e)	2,900	2,900
Series 16B1, 1.24% tender 5/2/18, CP mode	11,000	11,000
Series 16B3, 1.17% tender 4/4/18, CP mode	7,800	7,800
Series 2016 B2, 1.33% tender 6/5/18, CP mode	24,500	24,500
Harris County Gen. Oblig.:
Series D, 1.25% 4/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,300	8,300
Series E1:
1.5% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	3,200	3,200
1.68% 5/3/18, LOC Landesbank Hessen-Thuringen, CP	2,000	2,000
Harris County Metropolitan Trans. Auth.:
Series 2018 A-1:
1.35% 5/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,700	5,700
1.36% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
Series A1, 1.27% 5/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,750	6,750
Series A3:
1.27% 5/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,900	2,900
1.28% 5/17/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,700	3,700
Houston Gen. Oblig. Series E1, 1.6% 6/13/18, LOC Citibank NA, CP	1,200	1,200
Lower Colorado River Auth. Rev.:
Series 2017, 1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
Series 2018, 1.18% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Series B, 1.3% 5/21/18, LOC State Street Bank & Trust Co., Boston, CP	6,700	6,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.88%, tender 10/25/18 (a)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.88%, tender 10/25/18 (a)(e)	2,400	2,400
Texas A&M Univ. Rev. Series B:
1.22% 5/3/18, CP	1,900	1,900
1.23% 4/10/18, CP	4,500	4,500
1.25% 6/5/18, CP	1,800	1,800
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	167,045	168,811
Univ. of Texas Board of Regents Sys. Rev.:
Series 2018, 1.23% 4/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
Series A:
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300	4,300
1.31% 6/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,124	9,124
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,419	3,419
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2018 A, 1.38% 4/3/18, CP	5,000	5,000
Series A:
1.41% 8/2/18, CP	5,800	5,800
1.41% 8/6/18, CP	5,800	5,800
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	2,200	2,200
1.4% 8/6/18, LOC Bank of America NA, CP	2,900	2,900
		386,766
Virginia - 0.3%
Norfolk Econ. Dev. Auth. Rev. Series 97, 1.22% 4/5/18, CP	2,800	2,800
Univ. of Virginia Gen. Rev.:
Series 03A, 1.34% 4/4/18, CP	2,000	2,000
Series A:
1.48% 4/9/18, CP	6,200	6,200
1.55% 4/26/18, CP	1,000	1,000
Virginia Pub. School Auth. Bonds (Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,300	3,339
		15,339
Washington - 0.7%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18	1,225	1,235
Series 2014-A, 5% 7/1/18	8,885	8,963
Univ. of Washington Univ. Revs. Series 8, 1.31% 6/1/18, CP	12,300	12,300
Washington Gen. Oblig. Bonds:
Series 2011 B, 5% 7/1/18	3,000	3,027
Series 2013 B, 5% 7/1/18	4,900	4,944
		30,469
Wisconsin - 1.1%
Wisconsin Gen. Oblig.:
Series 06A, 1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	2,400	2,400
Series 16A, 1.31% 6/5/18 (Liquidity Facility BMO Harris Bank NA), CP	32,000	32,000
Series 2018 A, 1.43% 5/22/18 (Liquidity Facility BMO Harris Bank NA), CP	3,400	3,400
Wisconsin Trans. Rev. Series 13A:
1.3% 6/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,040	4,040
1.31% 6/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
		50,840
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,298,477)		1,298,477
	Shares (000s)	Value (000s)

Investment Company - 6.0%
Fidelity Tax-Free Cash Central Fund, 1.14% (g)(h)
(Cost $269,883)	269,855	269,883
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $4,447,545)		4,447,545
NET OTHER ASSETS (LIABILITIES) - 1.0%		45,309
NET ASSETS - 100%		$4,492,854

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,234,000 or 0.8% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $157,120,000 or 3.5% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 6/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$4,200
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 2/14/18	$16,995
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$16,100
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 3/5/18	$19,600
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.83% 5/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$12,900
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 2/26/18	$5,800
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.74% 5/10/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,790
Indiana Univ. HealthCare Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	3/1/18	$35,300
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.76%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$1,175
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,880
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$12,300
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.76% 5/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$1,100
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.75%, tender 7/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 2/14/18	$2,595
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.76% 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$1,455
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.76% 4/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,911
Total	$1,911

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,177,662)	$4,177,662
Fidelity Central Funds (cost $269,883)	269,883
Total Investment in Securities (cost $4,447,545)		$4,447,545
Cash		16,344
Receivable for investments sold
Regular delivery		10,000
Delayed delivery		37,365
Receivable for fund shares sold		6,015
Interest receivable		14,716
Distributions receivable from Fidelity Central Funds		369
Prepaid expenses		2
Receivable from investment adviser for expense reductions		112
Other receivables		61
Total assets		4,532,529
Liabilities
Payable for investments purchased
Regular delivery	$9,700
Delayed delivery	21,168
Payable for fund shares redeemed	7,946
Distributions payable	2
Accrued management fee	507
Distribution and service plan fees payable	1
Other affiliated payables	248
Other payables and accrued expenses	103
Total liabilities		39,675
Net Assets		$4,492,854
Net Assets consist of:
Paid in capital		$4,492,934
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(79)
Net Assets		$4,492,854
Class I:
Net Asset Value, offering price and redemption price per share ($4,488,161 ÷ 4,486,985 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($384 ÷ 384 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,163 ÷ 3,163 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,146 ÷ 1,145 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2018
Investment Income
Interest		$31,382
Income from Fidelity Central Funds		1,911
Total income		33,293
Expenses
Management fee	$4,483
Transfer agent fees	1,921
Distribution and service plan fees	13
Accounting fees and expenses	289
Custodian fees and expenses	27
Independent trustees' fees and expenses	10
Registration fees	172
Audit	43
Legal	5
Miscellaneous	11
Total expenses before reductions	6,974
Expense reductions	(1,203)	5,771
Net investment income (loss)		27,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27)
Fidelity Central Funds	8
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		(17)
Net increase in net assets resulting from operations		$27,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2018	Year ended March 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,522	$7,112
Net realized gain (loss)	(17)	(14)
Net increase in net assets resulting from operations	27,505	7,098
Distributions to shareholders from net investment income	(27,522)	(7,113)
Distributions to shareholders from net realized gain	–	(1,040)
Total distributions	(27,522)	(8,153)
Share transactions - net increase (decrease)	2,225,123	619,958
Total increase (decrease) in net assets	2,225,106	618,903
Net Assets
Beginning of period	2,267,748	1,648,845
End of period	$4,492,854	$2,267,748
Other Information
Distributions in excess of net investment income end of period	$(1)	$(2)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001B	.001	–A	–A
Total from investment operations	.008	.005	.001	–A	–A
Distributions from net investment income	(.008)	(.004)	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A
Total distributions	(.008)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.84%	.50%	.08%	.03%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.05%	.06%	.11%
Expenses net of all reductions	.18%	.18%	.05%	.06%	.10%
Net investment income (loss)	.86%	.44%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,488	$2,262	$1,429	$2,166	$2,055

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investment for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.003	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.007	.003	.001	–A	–A
Distributions from net investment income	(.007)	(.003)	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A
Total distributions	(.007)	(.003)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.69%	.35%	.08%	.03%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.06%	.06%	.11%
Expenses net of all reductions	.33%	.33%	.05%	.06%	.10%
Net investment income (loss)	.71%	.29%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–F	$–F	$1	$12	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001B	.001	–A	–A
Total from investment operations	.006	.003	.001	–A	–A
Distributions from net investment income	(.006)	(.002)	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A
Total distributions	(.006)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.59%	.25%	.08%	.03%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.43%	.39%	.06%	.06%	.11%
Expenses net of all reductions	.43%	.39%	.06%	.06%	.10%
Net investment income (loss)	.61%	.23%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$215	$285	$275

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating markets value of the investments of the Fund.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A
Total from investment operations	.008	.004	.001	–A	–A
Distributions from net investment income	(.008)	(.004)	–A	–A	–A
Distributions from net realized gain	–	(.001)	(.001)	–A	–A
Total distributions	(.008)	(.004)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.79%	.44%	.08%	.03%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.06%	.06%	.11%
Expenses net of all reductions	.23%	.23%	.06%	.06%	.11%
Net investment income (loss)	.81%	.39%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1	$–F	$4	$4	$7

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

Money Market Portfolio offered Class F shares during the period June 26, 2009 through May 20, 2016, and all outstanding shares were redeemed by May 20, 2016. All prior fiscal period dollar and share amounts for Money Market Portfolio Class F presented in the Notes to Financial Statements are for the period April 1, 2016 to May 20, 2016.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$14,417,377	$–	$–	$–
Treasury Portfolio	23,184,830	–	–	–
Government Portfolio	100,700,746	–	–	–
Money Market Portfolio	28,876,391	–	–	–
Prime Money Market Portfolio	11,798,241	749	(1,224)	(475)
Prime Reserves Portfolio	4,282,109	169	(440)	(271)
Tax-Exempt Portfolio	4,447,545	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$–	$–	$(13)	$–
Treasury Portfolio	–	62	–	–	–
Government Portfolio	–	–	–	(394)	–
Money Market Portfolio	–	946	–	–	–
Prime Money Market Portfolio	–	465	–	–	(475)
Prime Reserves Portfolio	–	7	–	–	(271)
Tax-Exempt Portfolio	59	–	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Government Portfolio	$(118)	$(118)

	No expiration
	Short-term	Total no expiration	Total capital loss carryfoward
Treasury Only Portfolio	$(13)	$(13)	$(13)
Government Portfolio	(276)	(276)	(394)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to March 31, 2018. Loss deferrals were as follows:

Capital losses
Tax-Exempt Portfolio	$(13)

The tax character of distributions paid was as follows:

March 31, 2018
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$125,645	$125,645
Treasury Portfolio	–	207,508	207,508
Government Portfolio	–	952,412	952,412
Money Market Portfolio	–	296,842	296,842
Prime Money Market Portfolio	–	161,931	161,931
Prime Reserves Portfolio	–	39,392	39,392
Tax-Exempt Portfolio	27,522	–	27,522

March 31, 2017
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$31,217	$31,217
Treasury Portfolio	–	46,502	46,502
Government Portfolio	–	273,207	273,207
Money Market Portfolio	–	126,160	126,160
Prime Money Market Portfolio	–	170,953	170,953
Prime Reserves Portfolio	–	3,795	3,795
Tax-Exempt Portfolio	7,113	1,040	8,153

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$337	$40
Class III	2,285	488
Class IV	295	–(a)
Select Class	75	21
	$2,992	$549
Treasury Portfolio:
Class II	$1,106	$60
Class III	6,576	1,419
Class IV	4,105	3
Select Class	163	26
	$11,950	$1,508
Government Portfolio:
Class II	$1,066	$680
Class III	7,905	2,553
Select Class	401	6
	$9,372	$3,239
Money Market Portfolio:
Class II	$47	$–(a)
Class III	255	–(a)
Select Class	8	1
	$310	$1
Prime Money Market Portfolio:
Class II	$57	$18
Class III	22	1
Class IV	–(a)	–(a)
Select Class	11	2
	$90	$21
Prime Reserves Portfolio:
Class II	$2	$2
Class III	4	4
Select Class	2	2
	$8	$8
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	12	–(a)
Select Class	–(a)	–(a)
	$13	$–(a)

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$4,204
Class II	135
Class III	548
Class IV	35
Select Class	91
Institutional Class	1,560
$6,573
Treasury Portfolio
Class I	$5,000
Class II	443
Class III	1,578
Class IV	493
Select Class	196
Institutional Class	2,853
$10,563
Government Portfolio
Class I	$18,960
Class II	426
Class III	1,897
Select Class	481
Institutional Class	18,628
$40,392
Money Market Portfolio
Class I	$6,051
Class II	19
Class III	61
Select Class	9
Institutional Class	3,641
$9,781
Prime Money Market Portfolio
Class I	$550
Class II	23
Class III	5
Class IV	–(a)
Select Class	13
Institutional Class	3,522
$4,113
Prime Reserves Portfolio
Class I	$716
Class II	1
Class III	1
Select Class	2
Institutional Class	543
$1,263
Tax-Exempt Portfolio
Class I	$1,917
Class II	–(a)
Class III	3
Select Class	1
$1,921

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	.01
Money Market Portfolio	.01
Prime Money Market Portfolio	.01
Prime Reserves Portfolio	.01
Tax-Exempt Portfolio	.01

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	$20,746	1.39%
Prime Reserves Portfolio	Lender	$17,275	1.39%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Treasury Portfolio	$1
Money Market Portfolio	9
Prime Money Market Portfolio	7
Prime Reserves Portfolio	1

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$2,145
Class II	.33%	68
Class III	.43%	280
Class IV	.68%	18
Select Class	.23%	47
Institutional Class	.14%	2,110
Treasury Portfolio
Class I	.18%	$2,384
Class II	.33%	207
Class III	.43%	751
Class IV	.68%	242
Select Class	.23%	94
Institutional Class	.14%	3,650
Government Portfolio
Class I	.18%	$7,852
Class II	.33%	176
Class III	.43%	799
Select Class	.23%	203
Institutional Class	.14%	21,642
Money Market Portfolio
Class I	.18%	$3,068
Class II	.33%	10
Class III	.43%	31
Select Class	.23%	5
Institutional Class	.14%	4,901
Prime Money Market Portfolio
Class I	.18%	$305
Class II	.33%	12
Class III	.43%	3
Class IV	.68%	–(a)
Select Class	.23%	7
Institutional Class	.14%	5,014
Prime Reserves Portfolio
Class I	.18%	$500
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	2
Institutional Class	.14%	937
Tax-Exempt Portfolio
Class I	.18%	$1,199
Class II	.33%	–(a)
Class III	.43%	2
Select Class	.23%	–(a)

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$6
Treasury Portfolio	6
Government Portfolio	28
Money Market Portfolio	25
Prime Money Market Portfolio	–(a)
Prime Reserves Portfolio	–(a)
Tax-Exempt Portfolio	2

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2018	Year ended March 31, 2017
Treasury Only Portfolio
From net investment income
Class I	$64,342	$19,836
Class II	1,813	161
Class III	6,096	399
Class IV	322	8
Select Class	1,329	257
Institutional Class	51,743	10,556
Total	$125,645	$31,217
Treasury Portfolio
From net investment income
Class I	$78,910	$27,548
Class II	5,392	432
Class III	18,539	1,362
Class IV	3,805	90
Select Class	3,108	648
Institutional Class	97,754	16,422
Total	$207,508	$46,502
Government Portfolio
From net investment income
Class I	$298,377	$97,048
Class II	5,610	1,324
Class III	22,241	1,908
Select Class	7,297	1,728
Institutional Class	618,887	171,199
Total	$952,412	$273,207
Money Market Portfolio
From net investment income
Class I	$131,597	$51,603
Class II	378	128
Class III	1,083	681
Select Class	190	175
Class F	–	1,013
Institutional Class	163,594	72,560
Total	$296,842	$126,160
Prime Money Market Portfolio
From net investment income
Class I	$10,974	$21,114
Class II	416	500
Class III	84	628
Class IV	–	5
Select Class	260	2,111
Institutional Class	150,197	136,235
Total	$161,931	$160,593
From net realized gain
Class I	$–	$1,805
Class II	–	141
Class III	–	148
Select Class	–	20
Institutional Class	–	8,246
Total	$–	$10,360
Prime Reserves Portfolio
From net investment income
Class I	$15,394	$1,214(a)
Class II	11	3(a)
Class III	17	3(a)
Select Class	49	4(a)
Institutional Class	23,921	2,571(a)
Total	$39,392	$3,795(a)
Tax-Exempt Portfolio
From net investment income
Class I	$27,486	$7,094
Class II	3	1
Class III	26	17
Select Class	7	1
Total	$27,522	$7,113
From net realized gain
Class I	$–(b)	$980
Class I	$–(b)	$–(b)
Class III	–(b)	60
Select Class	$–(b)	$–(b)
Total	$–	$1,040

 (a) Distributions are for the period June 2, 2016 (commencement of operations) to March 31, 2017.

 (b) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2017
Treasury Only Portfolio
Class I
Shares sold	13,898,146	15,240,325	$13,898,146	$15,240,325
Reinvestment of distributions	40,742	12,773	40,742	12,773
Shares redeemed	(14,600,049)	(17,650,692)	(14,600,049)	(17,650,692)
Net increase (decrease)	(661,161)	(2,397,594)	$(661,161)	$(2,397,594)
Class II
Shares sold	565,102	297,056	$565,102	$297,056
Reinvestment of distributions	564	85	564	85
Shares redeemed	(463,274)	(445,655)	(463,274)	(445,655)
Net increase (decrease)	102,392	(148,514)	$102,392	$(148,514)
Class III
Shares sold	3,565,814	4,840,544	$3,565,814	$4,840,544
Reinvestment of distributions	2,797	184	2,797	184
Shares redeemed	(3,561,332)	(4,750,231)	(3,561,332)	(4,750,231)
Net increase (decrease)	7,279	90,497	$7,279	$90,497
Class IV
Shares sold	317,011	125,268	$317,011	$125,268
Reinvestment of distributions	322	8	322	8
Shares redeemed	(233,734)	(430,935)	(233,734)	(430,935)
Net increase (decrease)	83,599	(305,659)	$83,599	$(305,659)
Select Class
Shares sold	1,022,884	1,280,315	$1,022,884	$1,280,315
Reinvestment of distributions	498	145	498	145
Shares redeemed	(996,313)	(1,366,793)	(996,313)	(1,366,793)
Net increase (decrease)	27,069	(86,333)	$27,069	$(86,333)
Institutional Class
Shares sold	14,115,053	9,635,535	$14,115,053	$9,635,535
Reinvestment of distributions	28,860	5,228	28,860	5,228
Shares redeemed	(12,407,055)	(6,678,289)	(12,407,055)	(6,678,289)
Net increase (decrease)	1,736,858	2,962,474	$1,736,858	$2,962,474
Treasury Portfolio
Class I
Shares sold	64,687,881	80,854,303	$64,687,881	$80,854,303
Reinvestment of distributions	27,365	8,190	27,365	8,190
Shares redeemed	(64,779,012)	(82,194,540)	(64,779,012)	(82,194,540)
Net increase (decrease)	(63,766)	(1,332,047)	$(63,766)	$(1,332,047)
Class II
Shares sold	2,540,275	2,878,086	$2,540,275	$2,878,086
Reinvestment of distributions	66	13	66	13
Shares redeemed	(2,787,589)	(3,071,872)	(2,787,589)	(3,071,872)
Net increase (decrease)	(247,248)	(193,773)	$(247,248)	$(193,773)
Class III
Shares sold	9,138,371	8,729,467	$9,138,371	$8,729,467
Reinvestment of distributions	2,304	184	2,304	184
Shares redeemed	(8,901,163)	(9,027,771)	(8,901,163)	(9,027,771)
Net increase (decrease)	239,512	(298,120)	$239,512	$(298,120)
Class IV
Shares sold	1,879,779	931,051	$1,879,779	$931,051
Reinvestment of distributions	93	–(a)	93	–(b)
Shares redeemed	(1,747,578)	(1,042,845)	(1,747,578)	(1,042,845)
Net increase (decrease)	132,294	(111,794)	$132,294	$(111,794)
Select Class
Shares sold	1,869,589	1,653,663	$1,869,589	$1,653,663
Reinvestment of distributions	436	177	436	177
Shares redeemed	(1,768,887)	(1,665,048)	(1,768,887)	(1,665,048)
Net increase (decrease)	101,138	(11,208)	$101,138	$(11,208)
Institutional Class
Shares sold	111,217,162	47,643,870	$111,217,162	$47,643,870
Reinvestment of distributions	61,080	12,675	61,080	12,675
Shares redeemed	(106,879,463)	(44,216,941)	(106,879,463)	(44,216,941)
Net increase (decrease)	4,398,779	3,439,604	$4,398,779	$3,439,604
Government Portfolio
Class I
Shares sold	272,416,239	216,719,320	$272,416,239	$216,719,320
Reinvestment of distributions	90,725	26,560	90,725	26,560
Shares redeemed	(272,174,814)	(207,297,666)	(272,174,814)	(207,297,666)
Net increase (decrease)	332,150	9,448,214	$332,150	$9,448,214
Class II
Shares sold	4,629,479	6,254,053	$4,629,479	$6,254,053
Reinvestment of distributions	556	126	556	126
Shares redeemed	(4,795,417)	(5,830,322)	(4,795,417)	(5,830,322)
Net increase (decrease)	(165,382)	423,857	$(165,382)	$423,857
Class III
Shares sold	7,973,803	7,571,865	$7,973,803	$7,571,865
Reinvestment of distributions	7,153	728	7,153	728
Shares redeemed	(7,667,677)	(6,492,450)	(7,667,677)	(6,492,450)
Net increase (decrease)	313,279	1,080,143	$313,279	$1,080,143
Select Class
Shares sold	3,552,271	3,163,969	$3,552,271	$3,163,969
Reinvestment of distributions	6,213	1,025	6,213	1,025
Shares redeemed	(3,750,178)	(2,809,636)	(3,750,178)	(2,809,636)
Net increase (decrease)	(191,694)	355,358	$(191,694)	$355,358
Institutional Class
Shares sold	527,275,544	418,317,187	$527,275,544	$418,317,187
Reinvestment of distributions	394,418	113,432	394,418	113,432
Shares redeemed	(521,284,015)	(379,400,119)	(521,284,015)	(379,400,119)
Net increase (decrease)	6,385,947	39,030,500	$6,385,947	$39,030,500
Money Market Portfolio
Class I
Shares sold	14,607,331	11,251,590	$14,607,331	$11,251,678
Reinvestment of distributions	114,911	42,256	114,911	42,256
Shares redeemed	(9,807,798)	(23,578,146)	(9,807,798)	(23,578,146)
Net increase (decrease)	4,914,444	(12,284,300)	$4,914,444	$(12,284,212)
Class II
Shares sold	106,105	99,339	$106,105	$99,340
Reinvestment of distributions	372	115	372	115
Shares redeemed	(52,708)	(161,055)	(52,708)	(161,055)
Net increase (decrease)	53,769	(61,601)	$53,769	$(61,600)
Class III
Shares sold	136,885	1,252,013	$136,885	$1,252,021
Reinvestment of distributions	1,083	419	1,083	419
Shares redeemed	(97,100)	(2,290,247)	(97,100)	(2,290,247)
Net increase (decrease)	40,868	(1,037,815)	$40,868	$(1,037,807)
Select Class
Shares sold	4,726	224,289	$4,726	$224,290
Reinvestment of distributions	190	62	190	62
Shares redeemed	(1,093)	(435,943)	(1,093)	(435,943)
Net increase (decrease)	3,823	(211,592)	$3,823	$(211,591)
Class F
Shares sold	–	129,619	$–	$129,619
Reinvestment of distributions	–	713	–	713
Shares redeemed	–	(2,434,015)	–	(2,434,015)
Net increase (decrease)	–	(2,303,683)	$–	$(2,303,683)
Institutional Class
Shares sold	18,849,926	25,232,850	$18,849,926	$25,232,850
Reinvestment of distributions	147,053	61,995	147,053	61,995
Shares redeemed	(13,127,259)	(37,111,312)	(13,127,259)	(37,111,312)
Net increase (decrease)	5,869,720	(11,816,467)	$5,869,720	$(11,816,467)
Prime Money Market Portfolio
Class I
Shares sold	5,653,623	74,144,867	$5,656,249	$74,146,617
Reinvestment of distributions	6,359	8,804	6,362	8,805
Shares redeemed	(5,812,154)	(82,924,114)	(5,814,892)	(82,926,664)
Net increase (decrease)	(152,172)	(8,770,443)	$(152,281)	$(8,771,242)
Class II
Shares sold	132,538	3,641,037	$132,586	$3,641,047
Reinvestment of distributions	320	126	320	126
Shares redeemed	(121,410)	(3,858,268)	(121,455)	(3,858,336)
Net increase (decrease)	11,448	(217,105)	$11,451	$(217,163)
Class III
Shares sold	6,390	2,637,729	$6,393	$2,637,736
Reinvestment of distributions	81	136	81	136
Shares redeemed	(6,975)	(3,523,935)	(6,978)	(3,524,041)
Net increase (decrease)	(504)	(886,070)	$(504)	$(886,169)
Class IV
Shares sold	–	39,312	$–	$39,312
Reinvestment of distributions	–(b)	5	–(b)	5
Shares redeemed	–	(223,046)	–	(223,046)
Net increase (decrease)	–	(183,729)	$–	$(183,729)
Select Class
Shares sold	22,922	3,823,277	$22,934	$3,823,282
Reinvestment of distributions	255	1,007	255	1,007
Shares redeemed	(19,602)	(4,567,165)	(19,612)	(4,567,177)
Net increase (decrease)	3,575	(742,881)	$3,577	$(742,888)
Institutional Class
Shares sold	70,629,449	236,441,408	$70,654,399	$236,454,059
Reinvestment of distributions	108,397	84,139	108,434	84,149
Shares redeemed	(69,173,476)	(273,660,217)	(69,197,656)	(273,673,354)
Net increase (decrease)	1,564,370	(37,134,670)	$1,565,177	$(37,135,146)
Prime Reserves Portfolio
Class I
Shares sold	2,492,943	694,526(c)	$2,493,435	$694,596(c)
Reinvestment of distributions	10,884	744(c)	10,886	744(c)
Shares redeemed	(1,191,854)	(155,762)(c)	(1,192,085)	(155,776)(c)
Net increase (decrease)	1,311,973	539,508(c)	$1,312,236	$539,564(c)
Class II
Shares sold	–	1,000(c)	$–	$1,000(c)
Reinvestment of distributions	10	3(c)	10	3(c)
Net increase (decrease)	10	1,003(c)	$10	$1,003(c)
Class III
Shares sold	6,568	1,000(c)	$6,570	$1,000(c)
Reinvestment of distributions	16	3(c)	16	3(c)
Shares redeemed	(6,575)	–(a),(c)	(6,576)	–(b),(c)
Net increase (decrease)	9	1,003(c)	$10	$1,003(c)
Select Class
Shares sold	12,419	1,443(c)	$12,422	$1,443(c)
Reinvestment of distributions	48	4(c)	48	4(c)
Shares redeemed	(9,069)	–(c)	(9,071)	–(c)
Net increase (decrease)	3,398	1,447(c)	$3,399	$1,447(c)
Institutional Class
Shares sold	3,730,498	1,676,735(c)	$3,731,229	$1,676,859(c)
Reinvestment of distributions	19,899	2,323(c)	19,903	2,324(c)
Shares redeemed	(2,286,060)	(714,231)(c)	(2,286,502)	(714,266)(c)
Net increase (decrease)	1,464,337	964,827(c)	$1,464,630	$964,917(c)
Tax-Exempt Portfolio
Class I
Shares sold	5,614,251	2,969,785	$5,614,251	$2,969,785
Reinvestment of distributions	20,135	5,765	20,135	5,765
Shares redeemed	(3,408,646)	(2,141,221)	(3,408,646)	(2,141,221)
Net increase (decrease)	2,225,740	834,329	$2,225,740	$834,329
Class II
Shares sold	–	67	$–	$67
Reinvestment of distributions	3	2	3	2
Shares redeemed	–	(447)	–	(447)
Net increase (decrease)	3	(378)	$3	$(378)
Class III
Shares sold	25,144	115,337	$25,144	$115,337
Reinvestment of distributions	17	33	17	33
Shares redeemed	(26,788)	(325,665)	(26,788)	(325,665)
Net increase (decrease)	(1,627)	(210,295)	$(1,627)	$(210,295)
Select Class
Shares sold	1,000	2,063	$1,000	$2,063
Reinvestment of distributions	7	1	7	1
Shares redeemed	–	(5,762)	–	(5,762)
Net increase (decrease)	1,007	(3,698)	$1,007	$(3,698)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

 (c) For the period June 2, 2016 (commencement of operations) to March 31, 2017.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the “Funds”), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Prime Reserves Portfolio; the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from June 2, 2016 to March 31, 2017 for the Prime Reserves Portfolio; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 235 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present). Previously, Mr. Galligan served as a Director of Strategic Advisers LLC (investment adviser firm, 2008-2018), Chief Administrative Officer of Asset Management (2011-2014), and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.60	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,004.80	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,004.30	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,003.10	$3.40
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,005.30	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,005.80	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.60	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,004.90	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,004.40	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,003.10	$3.40
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,005.40	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,005.80	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,005.60	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,004.90	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,004.40	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,005.40	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,005.80	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,007.10	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,006.40	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,005.80	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,006.90	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,007.30	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,006.60	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,005.90	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,005.50	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Class IV	.68%
Actual		$1,000.00	$1,004.20	$3.40
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Select Class	.23%
Actual		$1,000.00	$1,006.50	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,006.80	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,006.80	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,006.00	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,005.40	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,006.50	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,007.00	$.70
Hypothetical-C		$1,000.00	$1,024.23	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,004.90	$.90
Hypothetical-C		$1,000.00	$1,024.03	$.91
Class II	.33%
Actual		$1,000.00	$1,004.10	$1.65
Hypothetical-C		$1,000.00	$1,023.29	$1.66
Class III	.43%
Actual		$1,000.00	$1,003.60	$2.15
Hypothetical-C		$1,000.00	$1,022.79	$2.17
Select Class	.23%
Actual		$1,000.00	$1,004.60	$1.15
Hypothetical-C		$1,000.00	$1,023.78	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Prime Money Market Portfolio	$88,815
Tax-Exempt Portfolio	$44,873

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Treasury Only Portfolio	100%
Treasury Portfolio	47.72%
Government Portfolio	55.31%
Money Market Portfolio	2.66%
Prime Money Market Portfolio	3.02%
Prime Reserves Portfolio	0.06%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2018 to March 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$45,425,480
Treasury Portfolio	$56,651,935
Government Portfolio	$278,688,859
Money Market Portfolio	$74,692,674
Prime Money Market Portfolio	$42,622,491
Prime Reserves Portfolio	$11,520,934

During fiscal year ended 2018, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

IMM-ANN-0518
1.701843.120

Item 2.

Code of Ethics

As of the end of the period, March 31, 2018, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$40,000	$100	$5,100	$1,100
Money Market Portfolio	$38,000	$100	$5,100	$1,100
Prime Money Market Portfolio	$38,000	$100	$5,100	$1,100
Prime Reserves Portfolio	$38,000	$100	$4,800	$1,000
Tax-Exempt Portfolio	$32,000	$100	$5,100	$900
Treasury Only Portfolio	$33,000	$100	$5,100	$1,000
Treasury Portfolio	$39,000	$100	$5,100	$1,100

March 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$39,000	$-	$5,200	$1,200
Money Market Portfolio	$38,000	$-	$5,200	$1,100
Prime Money Market Portfolio	$38,000	$100	$5,200	$2,100
Prime Reserves Portfolio	$32,000	$-	$4,900	$700
Tax-Exempt Portfolio	$32,000	$-	$5,200	$1,000
Treasury Only Portfolio	$33,000	$-	$5,200	$1,000
Treasury Portfolio	$39,000	$-	$5,200	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2018A	March 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$20,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2018A	March 31, 2017A
Deloitte Entities	$370,000	$475,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018